UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21503

The FBR Funds
———————————–
(Exact name of registrant as specified in charter)

1001 Nineteenth Street North
Arlington, VA 22209
————————————————
(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 703.469.1040

William Ginivan
General Counsel
Friedman, Billings, Ramsey Group, Inc.
Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209
—————————————————————————
(Name and address of agent for service)

Date of fiscal year end: October 31, 2007

Date of reporting period: April 30, 2007

ITEM 1. REPORT TO SHAREHOLDERS
The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1).

THE FBR FUNDS

FBR Pegasus FundTM
FBR Pegasus Mid Cap FundTM
FBR Pegasus Small Cap FundTM

FBR Large Cap Financial Fund
FBR Large Cap Technology Fund
FBR Small Cap Fund
FBR Small Cap Financial Fund
FBR Small Cap Technology Fund
FBR Gas Utility Index Fund
FBR Fund for Government Investors

Semi-Annual Report
April 30, 2007

[THIS PAGE INTENTIONALLY LEFT BLANK]

The FBR Funds

Semi-Annual Letter to Shareholders

Dear Shareholder,

Market returns were favorable for the first half of our fiscal year ended April 30, 2007. The S&P and Dow Jones indexes were up 8.60% and 8.13% respectively. These favorable returns were due to numerous positives including, stable interest rates, stable employment, moderate inflation and continued economic growth both in the U.S. and around the world. The primary off-set to these positives was the slowing housing market and related troubles in the subprime loan market. Overall, the positives have created a favorable environment for earnings growth and the stocks have generally followed.

For The FBR Funds in particular, we had a number of noteworthy events take place in the last six months. First, the three original FBR Funds celebrated their ten-year anniversary in January. Five of the ten funds we offer, now have over a decade of performance history. Second, we reopened the FBR Small Cap Fund (FBRVX) to all investors after being closed for over two years. We have seen significant inflows to that Fund and appreciate the confidence you have placed in us to manage this money. Finally, on February 28th, we formally launched our two newest additions to our product line-up, the Pegasus Small Cap (FBRYX) and Pegasus Mid Cap Funds (FBRMX). Due to their relatively short operating life, the manager’s discussion of performance and outlook for these Funds is not included in this report, but will be available in our annual shareholder report.

The two new Funds complete our diversified suite of equity fund solutions. We now offer investors the ability to construct a well-rounded equity portfolio anchored by FBR Funds that provide exposure to the large-, mid- and small-cap segments. We also continue to offer our sector focused funds to allow targeted growth opportunities, further diversifying and enhancing the overall return characteristics of your portfolio.

All of The FBR Funds, regardless of capitalization and industry sector, are about respecting your money. Our goal is to achieve attractive returns that are balanced, focused on the long-term and ever mindful of the downside risks associated with equity investing. If you would like more timely updates,fbrfunds.com provides daily prices, monthly performance data, and other important fund information.

All of us at The FBR Funds want to thank you for your continued support, and we look forward to serving your investment needs in the years ahead. As always, we welcome your questions and comments. You can reach us via e-mail at funds@fbr.com or toll free at 888.200.4710.

Sincerely,

David Ellison
President and Trustee
The FBR Funds

The FBR Funds

FBR Pegasus FundTM
Management Overview

Co-Portfolio Managers: Robert C. Barringer, CFA and Ryan Kelley, CFA

How did the Fund perform?

For the six months ended April 30, 2007, the Pegasus Fund appreciated 9.19%. During the same time period, the S&P 500 Index and the Lipper Multi-Cap Value Index returned 8.60% and 9.58%, respectively.

What factors contributed to the Fund’s performance?

The Fund benefited from our positions in railroads, iron and steel companies, electric utilities, and oil and gas operations, among other segments. In particular, three of the top ten positive contributors to the Fund’s performance over the past six months were our investments in large-cap railroad companies. Given our disciplined investment process, we continue to favor companies characterized by financial strength, attractive valuations and proven records of consistent growth.

What is the outlook for the Fund?

We continue to believe that the outlook for the Fund is positive. Our balanced approach to portfolio management, and our ability to underweight or overweight economic sectors based on the fundamental qualities of the companies, allows us to manage the portfolio for the long-term. Additionally, we find individual opportunities to invest in higher margin, strong growth companies, while adhering to our focus on valuation, low debt, and growing shareholders’ equity.

Currently, we continue to be invested in three segments of the market that have been largely in favor: large-cap companies (the Dow Jones Industrial Average continues to reach record levels), companies tied to hard assets (such as materials and mining companies), and utilities (which is this year’s best performing sector of the S&P 500 Index as of April 30, 2007). We continue to invest in companies which we believe show promise in the latter part of 2007. In particular, the Fund is invested in higher margin technology servicing companies as well as certain financial institutions, such as investment banks and asset managers, which are poised to benefit from continued strength in the capital markets. Overall, we are confident in our investment process and in the Fund’s position as we head in to the second half of 2007.

The opinions expressed in this commentary reflect those of the Portfolio Manager(s) as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for The FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Pegasus FundTM

Comparison of Changes in Value of $10,000 Investment in
Fund Shares(1)(2) vs. Various Indices(1)(3)
(unaudited)

Total Returns—For the Periods Ended April 30, 2007(4)
		Annualized
		Since
	One Year	Inception(5)

FBR Pegasus FundTM(1)(2)	12.91%	19.34%
S&P 500 Index(1)(3)	15.24%	15.84%
Lipper Multi-Cap Value Index(1)(3)	14.57%	17.14%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
The performance data quoted represents past performance and the current performance may be lower or higher. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please call 888.200.4710 or visit www.fbrfunds.com.

(1)
The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects the reinvestment of dividends and all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment. The performance of the indices includes reinvested dividends, and does not reflect sales charges or expenses, except for the Lipper Multi-Cap Value Index which reflects fund expenses.

(2)
FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)
S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries. The Lipper Multi-Cap Value Index is an equally weighted index of the largest thirty funds within the multi-cap value fund classification as defined by Lipper Inc. The index is rebalanced quarterly. Lipper Analytical Services, Inc., is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Each Lipper Average is based on a universe of funds with similar investment objectives.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(5)	For the period November 15, 2005 (commencement of investment operations) through April 30, 2007.

The FBR Funds

FBR Pegasus FundTM
Portfolio Summary
April 30, 2007
(unaudited)

The following chart provides a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

The FBR Funds

FBR Pegasus FundTM
Portfolio of Investments
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	COMMON STOCKS — 98.9%
	Banks - Regional — 4.6%
1,925	Allied Irish Banks PLC ADR	$116,828
2,081	Bank of Montreal	130,437
1,110	Comerica, Inc.	68,720
1,600	Commerce Bancorp, Inc.	53,504
600	UnionBanCal Corp.	36,888
4,000	Wells Fargo & Co.	143,560

		549,937

	Biotechnology and Drugs — 7.7%
2,900	AstraZeneca PLC ADR	157,499
900	Barr Pharmaceuticals, Inc.*	43,524
3,450	Eli Lilly and Co.	203,999
4,350	Novartis AG ADR	252,692
2,700	Novo Nordisk A/S ADR	265,706

		923,420

	Business Services — 2.7%
4,100	Accenture Ltd., Class A	160,310
2,500	Moody’s Corp.	165,300

		325,610

	Capital Goods - Miscellaneous — 1.2%
1,500	Cummins, Inc.	138,240

	Communications Services — 1.9%
3,400	America Movil S.A.B. de C.V., Series L ADR	178,602
1,800	Nippon Telegraph and Telephone Corp. ADR	44,802

		223,404

	Computer Peripherals — 1.5%
6,500	Cisco Systems, Inc.*	173,810

	Conglomerates — 2.4%
3,500	3M Co.	289,695

	Consumer Financial Services — 1.4%
2,800	American Express Co.	169,876

The FBR Funds

FBR Pegasus FundTM
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Electric Utilities — 5.0%
2,476	Edison International	$129,619
1,912	International Power PLC ADR	168,791
3,700	Mirant Corp.*	166,019
2,675	PG&E Corp.	135,355

		599,784

	Food Processing — 5.3%
7,525	Archer Daniels Midland Co.	291,218
1,375	Bunge Ltd.	104,170
4,000	Wm. Wrigley Jr. Co.	235,520

		630,908

	Insurance - Life — 2.5%
1,997	Prudential Financial, Inc.	189,715
2,350	Sun Life Financial, Inc.	111,273

		300,988

	Insurance - Property and Casualty — 7.8%
68	Berkshire Hathaway, Inc., Class B*	246,705
2,695	Loews Corp.	127,527
845	Safeco Corp.	56,395
2,600	The Allstate Corp.	162,032
1,319	The Hartford Financial Services Group, Inc.	133,483
3,004	The Travelers Companies, Inc.	162,516
1,500	W.R. Berkley Corp.	48,735

		937,393

	Investment Services — 6.5%
1,025	Ameriprise Financial, Inc.	60,957
3,151	Morgan Stanley	264,715
1,900	NYSE Euronext, Inc.*	160,227
3,400	T. Rowe Price Group, Inc.	168,912
753	The Bear Stearns Companies, Inc.	117,242

		772,053

	Iron and Steel — 1.8%
3,188	Arcelor Mittal, Class A NYS	170,303
430	United States Steel Corp.	43,662

		213,965

The FBR Funds

FBR Pegasus FundTM
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Metal Mining — 7.0%
3,413	BHP Billiton PLC ADR	$155,223
4,100	Companhia Vale Do Rio Doce ADR	166,501
2,300	Freeport-McMoRan Copper & Gold, Inc.	154,468
653	Rio Tinto PLC ADR	159,332
2,700	Teck Cominco Ltd., Class B	205,281

		840,805

	Oil and Gas Operations — 8.1%
677	Apache Corp.	49,083
1,250	Canadian Natural Resources Ltd.	74,513
1,725	Chevron Corp.	134,187
1,700	ConocoPhillips	117,894
900	Devon Energy Corp.	65,583
1,275	Newfield Exploration Co.*	55,781
950	Noble Energy, Inc.	55,870
1,985	Occidental Petroleum Corp.	100,640
650	Questar Corp.	63,135
1,848	Royal Dutch Shell PLC, Class A ADR	128,158
1,992	Sempra Energy	126,451

		971,295

	Oil Well Services and Equipment — 1.0%
1,025	ENSCO International, Inc.	57,789
675	Noble Corp.	56,842

		114,631

	Railroads — 9.7%
3,825	Burlington Northern Santa Fe Corp.	334,840
5,522	CSX Corp.	238,385
4,639	Norfolk Southern Corp.	246,980
2,888	Union Pacific Corp.	329,954

		1,150,159

	Retail - Apparel — 1.7%
11,500	The Gap, Inc.	206,425

	Retail - Department and Discount — 2.3%
4,600	Target Corp.	273,102

The FBR Funds

FBR Pegasus FundTM
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Retail - Drugs — 2.1%
5,825	Walgreen Co.	$255,718

	Retail - Grocery — 0.8%
2,150	Whole Foods Market, Inc.	100,599

	Savings and Loans – Savings Banks — 0.9%
2,425	Washington Mutual, Inc.	101,802

	Schools — 1.0%
2,600	Apollo Group, Inc., Class A*	122,980

	Scientific and Technical Instruments — 1.4%
2,900	Garmin Ltd.	168,751

	Semiconductors — 9.2%
12,600	Intel Corp.	270,900
2,885	Kyocera Corp. ADR	281,288
26,200	Micron Technology, Inc.*	300,514
12,350	STMicroelectronics N.V. NYS	240,331

		1,093,033

	Software and Programming — 1.4%
9,100	Oracle Corp.*	171,080

	Total Common Stocks (Cost $11,057,043)	11,819,463

The FBR Funds

FBR Pegasus FundTM
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
PAR		(NOTE 2)

	REPURCHASE AGREEMENT — 3.7%
$443,000	With Mizuho Securities, Inc. dated 4/30/07 at 5.06% to be repurchased at $443,062 on 5/1/07, collateralized by U.S. Treasury Bill, 4.81% due 8/23/07, value $54,280, U.S. Treasury Bond, 7.5% due 11/15/16, value $158,280, U.S. Treasury Notes, interest rates ranging from 5.625% to 6.5%, maturities ranging from 5/15/08 to 2/15/10, value $177,433 & $62,417 (Cost $443,000)	$443,000

	Total Investments — 102.6% (Cost $11,500,043)	12,262,463

	Liabilities Less Other Assets — (2.6%)	(313,556)

	Net Assets — 100.0%	$11,948,907

*	Non-income producing security
ADR	American Depositary Receipts
NYS	New York Shares
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Pegasus Mid Cap FundTM
Portfolio Summary
April 30, 2007
(unaudited)

The following chart provides a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

The FBR Funds

FBR Pegasus Mid Cap FundTM
Portfolio of Investments
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	COMMON STOCKS — 97.1%
	Airlines — 1.1%
675	Air France-KLM ADR	$34,351

	Apparel/Accessories — 1.5%
575	VF Corp.	50,491

	Auto and Truck Parts — 2.5%
1,050	Magna International, Inc., Class A	83,108

	Banks - Regional — 1.3%
500	Comerica, Inc.	30,955
250	Marshall & Ilsley Corp.	12,005

		42,960

	Biotechnology and Drugs — 4.5%
2,040	Barr Pharmaceuticals, Inc.*	98,654
825	Techne Corp.*	48,650

		147,304

	Capital Goods - Miscellaneous — 7.5%
700	Cummins, Inc.	64,512
2,400	Graco, Inc.	94,799
775	Lincoln Electric Holdings, Inc.	49,391
400	W.W. Grainger, Inc.	33,048

		241,750

	Chemical Manufacturing — 2.1%
2,900	Methanex Corp.	69,542

	Computer Hardware — 2.5%
2,000	Ingram Micro, Inc., Class A*	39,240
1,200	Tech Data Corp.*	42,648

		81,888

	Computer Networks — 2.9%
4,000	Jack Henry & Associates, Inc.	95,000

	Computer Services — 1.1%
1,200	NeuStar, Inc., Class A*	34,512

The FBR Funds

FBR Pegasus Mid Cap FundTM
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Computer Storage Devices — 2.9%
3,850	Micron Technology, Inc.*	$44,160
1,150	SanDisk Corp.*	49,967

		94,127

	Consumer Financial Services — 1.2%
1,050	The First Marblehead Corp.	38,063

	Electric Utilities — 2.7%
1,100	SCANA Corp.	47,883
1,475	Westar Energy, Inc.	40,150

		88,033

	Electronic Instruments and Controls — 2.1%
350	TDK Corp. ADR	30,275
2,200	Vishay Intertechnology, Inc.*	36,630

		66,905

	Fabricated Products - Miscellaneous — 1.6%
1,300	Fastenal Co.	53,456

	Food Processing — 2.6%
1,125	Bunge Ltd.	85,230

	Healthcare Facilities — 1.1%
575	Universal Health Services, Inc., Class B	34,914

	Insurance – Accident and Health — 1.3%
1,700	Unum Group	42,296

	Insurance - Life — 2.3%
4,250	Conseco, Inc.*	75,183

	Investment Services — 4.5%
1,975	Eaton Vance Corp.	75,484
1,450	T. Rowe Price Group, Inc.	72,036

		147,520

	Iron and Steel — 0.9%
195	IPSCO, Inc.	28,831

The FBR Funds

FBR Pegasus Mid Cap FundTM
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Medical Equipment and Supplies — 6.2%
1,675	Kinetic Concepts, Inc.*	$83,749
1,250	Mentor Corp.	48,638
1,625	Varian Medical Systems, Inc.*	68,591

		200,978

	Metal Mining — 3.0%
1,475	Freeport-McMoRan Copper & Gold, Inc., Class B	99,061

	Natural Gas Utilities — 1.7%
1,100	Nicor, Inc.	56,364

	Oil and Gas - Integrated — 1.3%
3,100	Canetic Resources Trust	41,540

	Oil and Gas Operations — 6.3%
2,000	Chesapeake Energy Corp.	67,500
950	Forest Oil Corp.*	33,478
725	Pogo Producing Co.	34,989
700	Questar Corp.	67,991

		203,958

	Paper and Related Products — 1.0%
1,850	Stora Enso Oyj ADR	33,818

	Printing and Publishing — 2.3%
2,150	NAVTEQ Corp.*	76,024

	Recreational Products — 1.5%
1,750	Mattel, Inc.	49,525

	Retail - Apparel — 3.3%
720	Abercrombie & Fitch Co., Class A	58,795
2,000	Foot Locker, Inc.	47,580

		106,375

	Retail - Department and Discount — 1.3%
1,200	Dillard’s, Inc., Class A	41,556

The FBR Funds

FBR Pegasus Mid Cap FundTM
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Retail - Specialty — 4.4%
1,175	Bed Bath & Beyond, Inc.*	$47,870
1,400	BJ’s Wholesale Club, Inc.*	48,342
1,675	Copart, Inc.*	48,541

		144,753

	Retail - Technology — 1.4%
2,700	Circuit City Stores, Inc.	47,115

	Savings and Loans – Savings Banks — 5.0%
800	Capitol Federal Financial	30,896
3,600	Hudson City Bancorp, Inc.	47,952
2,500	TFS Financial Corp.*	29,300
2,325	Washington Federal, Inc.	55,126

		163,274

	Semiconductors — 3.8%
1,150	International Rectifier Corp.*	40,572
4,725	QLogic Corp.*	84,483

		125,055

	Software and Programming — 3.3%
3,250	THQ, Inc.*	108,452

	Water Transportation — 1.1%
500	Overseas Shipholding Group, Inc.	35,400

	Total Common Stocks (Cost $3,031,230)	3,168,712

The FBR Funds

FBR Pegasus Mid Cap FundTM
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
PAR		(NOTE 2)

	REPURCHASE AGREEMENT — 3.4%
$110,000	With Mizuho Securities, Inc. dated 4/30/07 at 5.06% to be repurchased at $110,015 on 5/1/07, collateralized by U.S. Treasury Bill, 4.81% due 8/23/07, value $13,478, U.S. Treasury Bond, 7.5% due 11/15/16, value $39,302, U.S. Treasury Notes, interest rates ranging from 5.625% to 6.5%, maturities ranging from 5/15/08 to 2/15/10, value $44,058 & $15,499 (Cost $110,000)	$110,000

	Total Investments — 100.5% (Cost $3,141,230)	3,278,712

	Liabilities Less Other Assets — (0.5%)	(17,001)

	Net Assets — 100.0%	$3,261,711

*	Non-income producing
ADR	American Depositary Receipts
Note:
For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Pegasus Small Cap FundTM
Portfolio Summary
April 30, 2007
(unaudited)

The following chart provides a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

The FBR Funds

FBR Pegasus Small Cap FundTM
Portfolio of Investments
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	COMMON STOCKS — 99.7%
	Advertising — 1.2%
1,500	ValueClick, Inc.*	$42,900

	Aerospace and Defense — 3.0%
2,600	FLIR Systems, Inc.*	105,274

	Beverages — 1.3%
2,900	National Beverage Corp.*	45,124

	Biotechnology and Drugs — 2.6%
700	IDEXX Laboratories, Inc.*	63,119
1,000	Meridian Bioscience, Inc.	29,730

		92,849

	Business Services — 6.5%
1,300	Global Payments, Inc.	49,374
700	Portfolio Recovery Associates, Inc.*	38,955
2,600	Rollins, Inc.	59,982
1,800	TNS, Inc.*	21,852
1,300	Watson Wyatt Worldwide, Inc., Class A	61,269

		231,432

	Capital Goods - Miscellaneous — 2.5%
2,250	Graco, Inc.	88,875

	Casinos and Gaming — 1.0%
1,300	Monarch Casino & Resort, Inc.*	34,671

	Coal — 2.4%
2,900	Alpha Natural Resources, Inc.*	50,373
6,000	International Coal Group, Inc.*	33,540

		83,913

	Communications Services — 1.8%
2,200	j2 Global Communications, Inc.*	63,272

The FBR Funds

FBR Pegasus Small Cap FundTM
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Computer Networks — 4.6%
2,800	Convergys Corp.*	$70,728
3,800	Jack Henry & Associates, Inc.	90,250

		160,978

	Computer Services — 9.1%
1,500	FactSet Research Systems, Inc.	92,265
1,250	Interactive Data Corp.	35,788
1,200	Morningstar, Inc.*	62,484
6,800	The Trizetto Group, Inc.*	132,464

		323,001

	Construction – Supplies and Fixtures — 1.8%
900	Chaparral Steel Co.	63,450

	Electronic Instruments and Controls — 1.3%
1,600	Raven Industries, Inc.	46,224

	Healthcare Facilities — 1.9%
1,700	VCA Antech, Inc.*	67,031

	Investment Services — 4.4%
1,025	International Securities Exchange Holdings, Inc.	68,357
1,600	Penson Worldwide, Inc.*	42,912
1,900	Waddell & Reed Financial, Inc., Class A	46,018

		157,287

	Medical Equipment and Supplies — 0.5%
500	Immucor, Inc.*	16,315

	Metal Mining — 2.2%
1,100	Cleveland-Cliffs, Inc.	76,219

	Oil and Gas Operations — 3.7%
1,650	Alon USA Energy, Inc.	61,710
875	Penn Virginia Corp.	70,044

		131,754

	Personal Services — 1.8%
1,900	Ambassadors Group, Inc.	63,688

The FBR Funds

FBR Pegasus Small Cap FundTM
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Real Estate Operations — 4.6%
2,100	Hospitality Properties Trust	$95,613
2,000	National Health Investors, Inc.	67,840

		163,453

	Retail - Specialty — 5.4%
1,000	Big Lots, Inc.*	32,200
1,000	Copart, Inc.*	28,980
1,125	Dick’s Sporting Goods, Inc.*	63,101
900	O’Reilly Automotive, Inc.*	32,040
1,800	The Pep Boys - Manny, Moe & Jack	33,570

		189,891

	Savings and Loans – Savings Banks — 2.2%
700	Downey Financial Corp.	46,865
1,300	Washington Federal, Inc.	30,823

		77,688

	Schools — 6.3%
1,575	Capella Education Co.*	55,046
750	ITT Educational Services, Inc.*	72,908
775	Strayer Education, Inc.	96,363

		224,317

	Semiconductors — 1.0%
1,500	Cypress Semiconductor Corp.*	34,230

	Software and Programming — 26.6%
2,000	Aladdin Knowledge Systems Ltd.*	41,880
800	Business Objects S.A. ADR*	30,008
800	Cognos, Inc.*	34,488
1,600	DealerTrack Holdings, Inc.*	52,800
1,200	MICROS Systems, Inc.*	65,760
800	MicroStrategy, Inc., Class A*	91,008
3,000	Parametric Technology Corp.*	53,310
800	Quality Systems, Inc.	32,376
3,100	SPSS, Inc.*	113,646
2,900	Sybase, Inc.*	70,151
3,675	THQ, Inc.*	122,635

The FBR Funds

FBR Pegasus Small Cap FundTM
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Software and Programming — 26.6% (continued)
13,300	TIBCO Software, Inc.*	$121,296
3,500	Transaction Systems Architects, Inc.*	111,055

		940,413

	Total Common Stocks (Cost $3,361,093)	3,524,249

PAR

	REPURCHASE AGREEMENT — 1.3%
$46,000	With Mizuho Securities, Inc. dated 4/30/07 at 5.06% to be repurchased at $46,006 on 5/1/07, collateralized by U.S. Treasury Bill, 4.81% due 8/23/07, value $5,636, U.S. Treasury Bond, 7.5% due 11/15/16, value $16,435, U.S. Treasury Notes, interest rates ranging from 5.625% to 6.5%, maturities ranging from 5/15/08 to 2/15/10, value $18,424 & $6,481 (Cost $46,000)	46,000

	Total Investments — 101.0% (Cost $3,407,093)	3,570,249

	Liabilities Less Other Assets — (1.0%)	(33,757)

	Net Assets — 100.0%	$3,536,492

*	Non-income producing security
ADR	American Depositary Receipts
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Large Cap Financial Fund
Management Overview

Portfolio Manager: David Ellison

How did the Fund perform?

For the six month period ended April 30, 2007, the FBR Large Cap Financial Fund appreciated 6.12%. This compares to the Lipper Financial Services Fund Index and the S&P 500 Index, which returned 5.02% and 8.60% for the same period, respectively.

What factors contributed to the Fund’s performance?

The Fund out paced the Lipper Financial Services Index and lagged the broader market for the reporting period. The Fund’s out performance relative to its peers can be attributed to several factors. Our investments in high quality companies within the insurance and brokerage related sectors performed well during the period. Our lack of investments in the securities of companies primarily engaged in subprime lending practices also benefited shareholders. Finally, large-cap banks and thrifts, in general, performed better than similar mid-cap and small-cap securities during the period as investors favored business models with more diverse streams of revenue and the ability to participate in capital markets related activities. From a historical perspective, and more importantly over the last year, the Fund maintained its conservative investment philosophy and generally avoided the companies directly impacted by the negative effects of the flat yield curve and aggressive lending strategies.

The S&P 500 Index out performed the Fund and the Lipper Financial Services Index during the reporting period. This was due, in large part, to the non-financial services oriented sectors in the economy which were not as negatively impacted by the short-term interest rate increases and recent concerns and related costs associated with delinquencies and foreclosures in the housing market.

What is the outlook for the Fund and the financial services sector?

The financial services industry is fighting an uphill battle on a number of fronts, which is making it difficult to grow earnings and depressing market valuations. These battles include 1) the duration of the flat yield curve, which has lowered profits on lending margins, 2) sluggish loan growth, as the housing market has slowed, 3) pricing pressures from non-traditional lending institutions competing for market share, and 4) the developing increases in delinquency and foreclosure costs across the residential housing market.

The solution to these negative EPS (earnings per share) drivers is time. The lending markets are now making adjustments. We have seen evidence of credit tightening and renewed attention to funding reliability. We have also seen a modest regulatory response to the credit issues. I would expect to see a better fundamental environment for financial companies going forward as the industry corrects past lending and liability mistakes.

While all sub-segments of the financial services industry have not been equally impacted, it is generally in the most difficult times that real opportunities arise. I view the past six to twelve months as a period where problems developed. I view the next six to twelve months

The FBR Funds

FBR Large Cap Financial Fund
Management Overview (continued)

as a period where these problems will be identified and corrected. I view the period beyond that as having the potential for recovery in fundamentals which the stocks in this industry should follow.

The opinions expressed in this commentary reflect those of the Portfolio Manager(s) as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for The FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Large Cap Financial Fund

Comparison of Changes in Value of $10,000 Investment in
Fund Shares(1)(2) vs. Various Indices(1)(3)
(unaudited)

Total Returns—For the Periods Ended April 30, 2007(4)
		Annualized	Annualized
	One Year	Five Year	Ten Year

FBR Large Cap Financial Fund(1)(2)	10.29%	8.92%	11.17%
S&P 500 Index(1)(3)	15.24%	8.53%	8.04%
Lipper Financial Services Fund Index(1)(3)	8.13%	9.53%	10.29%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
The performance data quoted represents past performance and the current performance may be lower or higher. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please call 888.200.4710 or visit www.fbrfunds.com.

(1)

The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects the reinvestment of dividends and all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment. The performance of the indices includes reinvested dividends, and does not reflect sales charges or expenses, except for the Lipper Financial Services Fund Index which reflects fund expenses.

(2)

FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)

S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries. The Lipper Financial Services Fund Index is an equally weighted index of the largest thirty funds within the financial services fund classification as defined by Lipper Inc. The index is rebalanced quarterly. Lipper Analytical Services, Inc., is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Each Lipper Average is based on a universe of funds with similar investment objectives.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The FBR Funds

FBR Large Cap Financial Fund
Portfolio Summary
April 30, 2007
(unaudited)

The following chart provides a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

The FBR Funds

FBR Large Cap Financial Fund
Portfolio of Investments
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	COMMON STOCKS — 93.4%
	Banks - Money Centers — 13.2%
17,000	Bank of America Corp.	$865,300
16,500	Citigroup, Inc.	884,730
15,000	JP Morgan Chase & Co.	781,500
6,000	The Bank of New York Company, Inc.	242,880
8,000	U.S. BanCorp.	274,800
6,000	Wachovia Corp.	333,240

		3,382,450

	Banks - Regional — 15.5%
8,000	Capital One Financial Corp.	594,080
13,500	Comerica, Inc.	835,785
21,500	KeyCorp.	767,120
6,000	SunTrust Banks, Inc.	506,520
9,000	The PNC Financial Services Group, Inc.	666,900
7,500	Zions BanCorp.	613,500

		3,983,905

	Consumer Financial Services — 7.9%
8,000	CIT Group, Inc.	477,200
12,000	Fannie Mae (Federal National Mortgage)	707,040
13,000	Freddie Mac (Federal Home Loan)	842,140

		2,026,380

	Insurance - Accident and Health — 3.4%
35,000	Unum Group	870,800

	Insurance - Life — 12.9%
19,000	Genworth Financial, Inc., Class A	693,310
5,000	Lincoln National Corp.	355,750
13,500	MetLife, Inc.	886,950
11,000	Principal Financial Group, Inc.	698,390
7,000	Prudential Financial, Inc.	665,000

		3,299,400

	Insurance - Property and Casualty — 23.7%
10,000	ACE Ltd.	594,600
9,500	American International Group, Inc.	664,145
17,500	CNA Financial Corp.*	816,725

The FBR Funds

FBR Large Cap Financial Fund
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Insurance - Property and Casualty — 23.7% (continued)
13,000	Loews Corp.	$615,160
7,000	MGIC Investment Corp.	431,270
9,000	Safeco Corp.	600,660
13,000	The Chubb Corp.	699,790
6,000	The Hartford Financial Services Group, Inc.	607,200
7,000	The PMI Group, Inc.	339,290
13,000	The Travelers Companies, Inc.	703,300

		6,072,140

	Investment Services — 13.7%
14,000	Ameriprise Financial, Inc.	832,580
8,000	Fortress Investment Group, LLC, Class A	232,080
7,000	Lehman Brothers Holdings, Inc.	526,960
6,000	Mellon Financial Corp.	257,580
6,000	Merrill Lynch & Company, Inc.	541,380
4,500	Morgan Stanley	378,045
2,000	The Bear Stearns Companies, Inc.	311,400
2,000	The Goldman Sachs Group, Inc.	437,220

		3,517,245

	Real Estate Operations — 3.1%
50,000	Annaly Capital Management, Inc.	795,500

	Total Common Stocks (Cost $21,077,376)	23,947,820

PAR

	REPURCHASE AGREEMENT — 10.2%
$2,612,000	With Mizuho Securities, Inc. dated 4/30/07 at 5.06% to be repurchased at $2,612,367 on 5/1/07, collateralized by U.S. Treasury Bill, 4.81% due 8/23/07, value $320,044, U.S. Treasury Bond, 7.5% due 11/15/16, value $933,245, U.S. Treasury Notes, interest rates ranging from 5.625% to 6.5%, maturities ranging from 5/15/08 to 2/15/10, value $1,046,176 & $368,019 (Cost $2,612,000)	2,612,000

	Total Investments — 103.6% (Cost $23,689,376)	26,559,820

	Liabilities Less Other Assets — (3.6%)	(926,820)

	Net Assets — 100.0%	$25,633,000

*	Non-income producing security

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Large Cap Technology Fund
Management Overview

Portfolio Managers: David Ellison and Winsor Aylesworth

How did the Fund perform?

For the six month period ended April 30, 2007, the FBR Large Cap Technology Fund appreciated 5.85%. This compares to the S&P 500 Index, the Lipper Science & Technology Fund Index and the NASDAQ Composite Index which returned 8.60%, 8.28% and 7.10% for the same period respectively.

What factors contributed to the Fund’s performance?

For the first time in a long time the Fund under performed against its various benchmarks and peers. The Fund’s positions in the semiconductor industry, our largest exposure to an individual sector, detracted from overall performance. Short-term oversupply issues led to a very competitive pricing environment. This resulted in some disappointing earnings and revised expectations for the future growth by certain companies. Because of this, the stock prices remained flat or retracted during the reporting period.

As disappointing as these short-term results may be to shareholders, we should take comfort that the Fund’s investment philosophy of only investing in established large-cap technology companies with minimal debt and a history of growing book value continues to allow us to keep focused on the long-term and take advantage of any “price correction” periods.

What is the outlook for the Fund and the technology sector?

The technology sector continues to be driven by the consumer’s desire for the newest and greatest “gadget”. To that end, we await the delivery of the new Apple iPhone and wonder whether they will be as successful in the wireless handset market as they were with the introduction of the iPod. The release of Microsoft Windows Vista has been met by mixed reviews but, due to Microsoft’s dominance in the PC market, it can not be ignored.

On a larger scale, the world is talking more and more about certain issues that should continue to drive technological growth and innovation. The current main topic is global warming. Technology solutions will be sought to allow for energy efficient alternatives to any product that currently relies on fossil fuels and could be deemed to be polluting. “Green” technology is a powerful trend that will be with us for a long-time. We continue to believe that the large-cap technology companies best-suited to benefit from these trends have a capital structure that will allow them to invest in research and development or have a track record of profitably integrating acquisitions to drive their growth. Companies that exhibit these types of characteristics form the mantra for your Fund’s investment philosophy.

The FBR Funds

FBR Large Cap Technology Fund
Management Overview (continued)

As fellow shareholders, we remain confident that our investment process has positioned the Fund for continued growth as we head into the back half of our fiscal year.

The opinions expressed in this commentary reflect those of the Portfolio Manager(s) as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for The FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Large Cap Technology Fund

Comparison of Changes in Value of $10,000 Investment in
Fund Shares(1)(2) vs. Various Indices(1)(3)
(unaudited)

Total Returns—For the Periods Ended April 30, 2007(4)
			Annualized
		Annualized	Since
	One Year	Five Year	Inception(5)

FBR Large Cap Technology Fund(1)(2)	4.80%	11.27%	9.05%
S&P 500 Index(1)(3)	15.24%	8.53%	7.34%
NASDAQ Composite Index(1)(3)	9.49%	9.05%	6.09%
Lipper Science & Technology Fund Index(1)(3)	4.65%	5.89%	2.22%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
The performance data quoted represents past performance and the current performance may be lower or higher. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please call 888.200.4710 or visit www.fbrfunds.com.

(1)
The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects the reinvestment of dividends and all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment. The performance of the indices includes reinvested dividends, and does not reflect sales charges or expenses, except for the Lipper Science & Technology Fund Index which reflects fund expenses.

(2)
FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)
S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap stocks. The Lipper Technology & Science Fund Index is an equally weighted index of the largest thirty funds within the science and technology fund classification as defined by Lipper Inc. The index is rebalanced quarterly. Lipper Analytical Services, Inc., is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Each Lipper Average is based on a universe of funds with similar investment objectives.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(5)	For the period February 1, 2002 (commencement of investment operations) through April 30, 2007.

The FBR Funds

FBR Large Cap Technology Fund
Portfolio Summary
April 30, 2007
(unaudited)

The following chart provides a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

The FBR Funds

FBR Large Cap Technology Fund
Portfolio of Investments
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	COMMON STOCKS — 89.3%
	Aerospace and Defense — 0.2%
650	Precision Castparts Corp.	$67,672

	Audio and Video Equipment — 7.0%
70,100	Matsushita Electric Industrial Company Ltd. ADR	1,362,043
22,900	Sony Corp. ADR	1,219,654

		2,581,697

	Auto and Truck Parts — 1.1%
4,200	Autoliv, Inc.	244,230
2,200	BorgWarner, Inc.	171,402

		415,632

	Biotechnology and Drugs — 8.1%
6,100	AstraZeneca PLC ADR	331,291
1,500	Barr Pharmaceuticals, Inc.*	72,540
1,000	Biovail Corp.	24,390
9,400	Eli Lilly and Co.	555,822
2,000	Endo Pharmaceuticals Holdings, Inc.*	61,880
2,000	King Pharmaceuticals, Inc.*	40,900
3,000	Mylan Laboratories, Inc.	65,790
13,005	Novartis AG ADR	755,460
2,500	Novo Nordisk A/S ADR	246,025
14,600	Pfizer, Inc.	386,316
3,000	Watson Pharmaceuticals, Inc.*	81,900
6,800	Wyeth	377,400

		2,999,714

	Business Services — 0.4%
4,500	Hewitt Associates, Inc., Class A*	133,875

	Capital Goods - Miscellaneous — 5.0%
5,700	Cummins, Inc.	525,312
17,300	Hitachi Ltd. ADR	1,313,762

		1,839,074

	Communications Equipment — 11.3%
22,100	Alcatel-Lucent ADR	292,825
20,300	Avaya, Inc.*	262,276

The FBR Funds

FBR Large Cap Technology Fund
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Communications Equipment — 11.3% (continued)
19,300	Corning, Inc.*	$457,796
1,300	F5 Networks, Inc.*	99,814
29,367	LM Ericsson Telephone Co. ADR	1,120,938
28,500	Motorola, Inc.	493,905
44,400	Nokia Corp. ADR	1,121,100
31,200	Tellabs, Inc.*	331,344

		4,179,998

	Communications Services — 1.2%
4,100	Telephone and Data Systems, Inc.	233,495
2,800	United States Cellular Corp.*	203,000

		436,495

	Computer Hardware — 5.3%
9,500	Apple Computer, Inc.*	948,100
9,000	Ingram Micro, Inc., Class A*	176,580
162,000	Sun Microsystems, Inc.*	845,640

		1,970,320

	Computer Networks — 1.7%
2,900	Cerner Corp.*	154,396
4,100	Convergys Corp.*	103,566
6,382	Dassault Systemes S.A. ADR	379,091

		637,053

	Computer Peripherals — 5.3%
24,975	Canon, Inc. ADR	1,403,595
5,400	Lexmark International, Inc., Class A*	294,300
10,500	Logitech International S.A.*	282,555

		1,980,450

	Computer Services — 2.7%
20,000	Electronic Data Systems Corp.	584,800
600	Google, Inc., Class A*	282,828
3,900	Total System Services, Inc.	121,134

		988,762

	Computer Storage Devices — 0.7%
4,900	Computer Sciences Corp.*	272,146

The FBR Funds

FBR Large Cap Technology Fund
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Conglomerates — 5.8%
15,500	ABB Ltd. ADR	$309,380
27,500	Koninklijke Philips Electronics N.V. NYS	1,128,600
21,800	Tyco International Ltd.	711,334

		2,149,314

	Electronic Instruments and Controls — 4.8%
6,600	Arrow Electronics, Inc.*	260,832
8,500	Avnet, Inc.*	347,650
23,600	Molex, Inc.	705,168
5,425	TDK Corp. ADR	469,263

		1,782,913

	IT Consulting and Other Services — 0.2%
1,000	Cognizant Technology Solutions Corp., Class A*	89,400

	Medical Equipment and Supplies — 1.7%
3,300	Respironics, Inc.*	134,508
5,900	Stryker Corp.	383,146
2,500	Varian Medical Systems, Inc.*	105,525

		623,179

	Office Equipment — 2.3%
45,300	Xerox Corp.*	838,050

	Personal and Household Products — 1.7%
10,600	McKesson Corp.	623,598

	Photography — 2.7%
24,434	FUJIFILM Holdings Corp. ADR	999,106

	Printing and Publishing — 0.2%
2,500	NAVTEQ Corp.*	88,400

	Scientific and Technical Instruments — 1.4%
7,000	Applera Corp. - Applied Biosystems Group	218,680
2,000	Hillenbrand Industries, Inc.	122,300
4,500	Pall Corp.	188,775

		529,755

The FBR Funds

FBR Large Cap Technology Fund
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Semiconductors — 16.4%
9,000	ASML Holding N.V. NYS*	$245,250
8,400	Broadcom Corp., Class A*	273,420
9,800	Flextronics International Ltd.*	109,270
59,600	Infineon Technologies AG ADR*	925,588
2,475	KLA-Tencor Corp.	137,486
6,150	Kyocera Corp. ADR	599,625
4,803	Lam Research Corp.*	258,305
31,200	LSI Logic Corp.*	265,200
11,300	Marvell Technology Group Ltd.*	182,269
11,100	Maxim Integrated Products, Inc.	352,092
6,200	Microchip Technology, Inc.	250,108
65,650	Micron Technology, Inc.*	753,006
6,800	Novellus Systems, Inc.*	220,116
5,650	NVIDIA Corp.*	185,829
16,600	Qimonda AG ADR*	244,020
51,100	STMicroelectronics N.V. NYS	994,406
8,304	Taiwan Semiconductor Manufacturing Company Ltd. ADR	87,524

		6,083,514

	Software and Programming — 2.1%
14,000	BEA Systems, Inc.*	165,060
4,500	Cognos, Inc.*	193,995
10,000	Compuware Corp.*	98,700
7,500	KONAMI Corp. ADR	202,500
4,100	Trend Micro, Inc. ADR	128,002

		788,257

	Total Common Stocks (Cost $31,430,126)	33,098,374

The FBR Funds

FBR Large Cap Technology Fund
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
PAR		(NOTE 2)

	REPURCHASE AGREEMENT — 9.5%
$3,505,000	With Mizuho Securities, Inc. dated 4/30/07 at 5.06% to be repurchased at $3,505,493 on 5/1/07, collateralized by U.S. Treasury Bill, 4.81% due 8/23/07, value $429,461, U.S. Treasury Bond, 7.5% due 11/15/16, value $1,252,307, U.S. Treasury Notes, interest rates ranging from 5.625% to 6.5%, maturities ranging from 5/15/08 to 2/15/10, value $1,403,846 & $493,839 (Cost $3,505,000)	$3,505,000

	Total Investments — 98.8% (Cost $34,935,126)	36,603,374

	Other Assets Less Liabilities — 1.2%	458,113

	Net Assets — 100.0%	$37,061,487

*	Non-income producing security
ADR	American Depositary Receipts
NYS	New York Shares

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Small Cap Fund
Management Review

Investment Sub Adviser: Akre Capital Management, LLC

Portfolio Manager: Charles T. Akre, Jr.

At the end of our 2006 fiscal year we wrote to you, our fellow shareholders, about our ten-year record, and more importantly the thought process which we believe is responsible for our better than average results. You also know by now, the Trustees of the Fund authorized it’s reopening at the first of this calendar year. Since that time the Fund has had net inflows in excess of five hundred and fifty million dollars. We at Akre Capital Management (the Fund’s Sub Adviser) have been surprised and flattered by this huge inflow of capital, and take very seriously our mandate to invest it well.

It will come as no surprise to you that our ability to put all this money to work quickly is limited at times by the overall level of valuations in the small cap arena. We will put the new funds to work as appropriate opportunities arise, using our long held and well recounted principles of investing. Please refer to the 2006 annual letter for an in-depth review of these principles; our view is unchanged as we write this semi-annual letter to you.

While the Fund is up around five percent through the middle of May, it nevertheless is behind the broader market. We would not be surprised to see the Fund’s performance “lag” should the market continue its upward momentum. Conversely, the Fund may do relatively better should we encounter a declining market, as our cash “gives us an anchor” and provides us with the where-with-all to take advantage of opportunities which might appear. We truly don’t know which outcome is more likely, so as you now expect from us, we just continue to search for outstanding businesses to own in our portfolio.

We have been busy during the last few months with annual meetings, annual reports, and other company visits. This is what we love to do, working this treasure hunt for the exceptional companies. It is likely that we will request that the Trustees consider closing the fund to new investors in the not distant future, so that those of us who have been long-term shareholders are not overly burdened by the new capital.

The opinions expressed in this commentary reflect those of the Portfolio Manager(s) as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for The FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Small Cap Fund

Comparison of Changes in Value of $10,000 Investment in
Fund Shares(1)(2) vs. Various Indices(1)(3)
(unaudited)

Total Returns—For the Periods Ended April 30, 2007(4)
		Annualized	Annualized
	One Year	Five Year	Ten Year

FBR Small Cap Fund(1)(2)	14.65%	19.53%	18.61%
Russell 2000 Index(1)(3)	7.83%	11.14%	10.40%
Lipper Small Cap Growth Index(1)(3)	4.55%	8.45%	9.14%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
The performance data quoted represents past performance and the current performance may be lower or higher. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please call 888.200.4710 or visit www.fbrfunds.com.

(1)
The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects the reinvestment of dividends and all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment. The performance of the indices includes reinvested dividends, and does not reflect sales charges or expenses, except for the Lipper Small Cap Growth Index which reflects fund expenses.

(2)
FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)
Russell 2000 Index is comprised of the smallest of the 2000 companies of the Russell 3000 Index, representing approximately 8% of the Russell 3000’s total market-capitalization. The Lipper Small Cap Growth Index is an equally weighted index of the largest thirty funds within the small-cap fund classification as defined by Lipper Inc. The index is rebalanced quarterly. Lipper Analytical Services, Inc., is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Each Lipper Average is based on a universe of funds with similar investment objectives.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The FBR Funds

FBR Small Cap Fund
Portfolio Summary
April 30, 2007
(unaudited)

The following chart provides a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	COMMON STOCKS — 68.1%
	Banks - Regional — 0.1%
50,000	Bank of Florida Corp.*	$925,000

	Biotechnology and Drugs — 0.3%
228,100	Bradley Pharmaceuticals, Inc.*	4,477,603

	Business Services — 0.3%
183,200	Iron Mountain, Inc.*	5,147,920

	Casinos and Gaming — 20.6%
1,600,000	Bally Technologies, Inc.*	37,440,000
20,000	International Game Technology	762,800
555,943	Isle of Capri Casinos, Inc.*	13,587,247
992,000	Monarch Casino & Resort, Inc.* †	26,456,640
4,100,000	Penn National Gaming, Inc.*	198,193,999
1,621,407	Pinnacle Entertainment, Inc.*	45,529,109
157,500	Shuffle Master, Inc.*	2,682,225
234,861	Station Casinos, Inc.	20,432,907

		345,084,927

	Communications Services — 9.3%
4,107,256	American Tower Corp., Class A*	156,075,728

	Construction - Supplies and Fixtures — 3.2%
730,850	American Woodmark Corp.	25,221,634
902,300	Simpson Manufacturing Company, Inc.	29,026,991

		54,248,625

	Construction Services — 1.8%
566,666	D.R. Horton, Inc.	12,568,652
600,000	Toll Brothers, Inc.*	17,868,000

		30,436,652

	Consumer Financial Services — 2.1%
1,350,000	AmeriCredit Corp.*	34,060,500
28,200	White River Capital, Inc.*	673,980

		34,734,480

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Electric Utilities — 1.3%
1,000,000	The AES Corp.*	$21,990,000

	Electronic Instruments and Controls — 0.8%
200,000	WESCO International, Inc.*	12,634,000

	Insurance - Miscellaneous — 1.1%
50,000	Brown & Brown, Inc.	1,287,500
393,500	Hilb Rogal and Hobbs Co.	17,097,575

		18,385,075

	Insurance - Property and Casualty — 8.3%
80	Berkshire Hathaway, Inc., Class B*	290,240
1,385,600	Flagstone Reinsurance Holdings Ltd.*	18,567,040
61,000	Investors Title Co.	2,924,340
255,400	Markel Corp.*	117,205,614

		138,987,234

	Office Equipment — 1.9%
1,085,400	Global Imaging Systems, Inc.*	31,357,206

	Oil and Gas Operations — 2.4%
397,890	MarkWest Hydrocarbon, Inc.	23,809,738
211,800	Penn Virginia Corp.	16,954,590

		40,764,328

	Real Estate Operations — 0.4%
500,225	Affordable Residential Communities, Inc.*	5,867,639

	Recreational Activities — 0.4%
603,800	Dover Motorsports, Inc.	3,387,318
60,000	International Speedway Corp., Class A	2,964,000
19,000	International Speedway Corp., Class B	940,500

		7,291,818

	Recreational Products — 3.6%
1,500,000	Pool Corp.	60,195,000

	Retail - Specialty — 8.9%
3,445,336	99 Cents Only Stores*	49,268,305
107,900	Big 5 Sporting Goods Corp.	2,762,240

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Retail - Specialty — 8.9% (continued)
3,000,000	CarMax, Inc.*	$74,759,999
598,846	O’Reilly Automotive, Inc.*	21,318,918

		148,109,462

	Software and Programming — 0.2%
80,000	Blackbaud, Inc.	1,766,400
32,000	MICROS Systems, Inc.*	1,753,600

		3,520,000

	Transportation Services — 0.8%
490,680	Dynamex, Inc.*	12,880,350

	Trucking — 0.3%
243,140	Knight Transportation, Inc.	4,733,936

	Total Common Stocks (Cost $613,554,064)	1,137,846,983

	PREFERRED STOCK — 0.3%
	Insurance - Life — 0.3%
200,000	ING Groep N.V., 6.125% (Cost $5,000,000)	5,030,000

PAR

	REPURCHASE AGREEMENT — 31.4%
$525,352,000	With Mizuho Securities, Inc. dated 4/30/07 at 5.06% to be repurchased at $525,425,841 on 5/1/07, collateralized by U.S. Treasury Bill, 4.81% due 8/23/07, value $64,370,421, U.S. Treasury Bond, 7.5% due 11/15/16, value $187,703,795, U.S. Treasury Notes, interest rates ranging from 5.625% to 6.5%, maturities ranging from 5/15/08 to 2/15/10, value $210,417,460 & $74,019,765 (Cost $525,352,000)	525,352,000

	Total Investments — 99.8% (Cost $1,143,906,064)	1,668,228,983

	Other Assets Less Liabilities — 0.2%	2,991,312

	Net Assets — 100.0%	$1,671,220,295

*	Non-income producing security
†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Small Cap Financial Fund
Management Overview

Portfolio Manager: David Ellison

How did the Fund perform?

For the six months ended April 30, 2007, the FBR Small Cap Financial Fund returned -5.32%. This compares to the Lipper Financial Services Fund Index and the Russell 2000 Index, which returned 5.02% and 6.38% for the same period respectively.

What factors contributed to the Fund’s performance?

The operating environment over the last couple years has been difficult for small-cap financial stocks. The last six months in particular have become even more challenging. The flat yield curve has persisted, loan volumes continue to decline and concerns have developed regarding credit conditions in the residential housing market. While the Fund has no direct investments in subprime lenders, the portfolio was negatively impacted by association during the reporting period. While I am not satisfied with the Fund’s recent performance, I continue to believe that well-run small-cap banks and thrifts offer investors the potential for future gains as these numerous negatives outlined above are ultimately resolved by the capital markets in general and by company managements in particular.

What is the outlook for the Fund and the financial services sector?

Small-cap financial stocks are currently fighting three EPS (earnings per share) headwinds. These include pressure on lending profit margins, lower loan volumes and increasing costs related to bad debt. Lending profit margins continue to be impacted by the flat yield curve. Loan volumes have declined in-part because of tightened lending standards, a general decline in the demand for housing, and reduced refinancing activity. Bad debt costs have increased recently from record low levels as the slowdown in the housing market has increased delinquencies.

The performance of the Fund will continue to reflect fundamental conditions within the industry. Our goal, as in the past, is to construct a portfolio of companies that I believe offers protection against the downside in difficult times and provides the best chance to out perform as these EPS headwinds eventually abate over time.

The opinions expressed in this commentary reflect those of the Portfolio Manager(s) as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for The FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Small Cap Financial Fund

Comparison of Changes in Value of $10,000 Investment in
Fund Shares(1)(2) vs. Various Indices(1)(3)
(unaudited)

Total Returns—For the Periods Ended April 30, 2007(4)
		Annualized	Annualized
	One Year	Five Year	Ten Year(5)

FBR Small Cap Financial Fund(1)(2)	(4.37%)	11.15%	14.73%
Russell 2000 Index(1)(3)	7.83%	11.14%	10.40%
Lipper Financial Services Fund Index(1)(3)	8.13%	9.53%	10.29%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
The performance data quoted represents past performance and the current performance may be lower or higher. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please call 888.200.4710 or visit www.fbrfunds.com.

(1)
The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects the reinvestment of dividends and all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment. The performance of the indices includes reinvested dividends, and does not reflect sales charges or expenses, except for the Lipper Financial Services Fund Index which reflects fund expenses.

(2)
FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)
Russell 2000 Index is comprised of the smallest of the 2000 companies of the Russell 3000 Index, representing approximately 8% of the Russell 3000’s total market-capitalization. The Lipper Financial Services Fund Index is an equally weighted index of the largest thirty funds within the financial services fund classification as defined by Lipper Inc. The index is rebalanced quarterly. Lipper Analytical Services, Inc., is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Each Lipper Average is based on a universe of funds with similar investment objectives.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The FBR Funds

FBR Small Cap Financial Fund
Portfolio Summary
April 30, 2007
(unaudited)

The following chart provides a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	COMMON STOCKS — 94.4%
	Banks - Commercial — 16.1%
178,811	Bancorp Rhode Island, Inc.	$7,676,356
617,895	Bank Mutual Corp.	7,284,982
126,602	Banner Corp.	4,724,787
21,900	Beverly National Corp.	460,995
24,520	Greenville First Bancshares, Inc.*	507,564
160,900	ITLA Capital Corp.	8,191,418
67,310	Patriot National Bancorp, Inc.	1,527,937
229,948	Taylor Capital Group, Inc.	6,838,654
5,000	Trustmark Corp.	133,050

		37,345,743

	Consumer Financial Services — 0.3%
25,000	AmeriCredit Corp.*	630,750

	Financial Services – Miscellaneous — 0.1%
1,976	Enstar Group Ltd.*	205,504

	Insurance - Property and Casualty — 0.5%
67,000	Affirmative Insurance Holdings, Inc.	1,087,410

	REITs - Mortgage — 12.3%
556,250	Annaly Mortgage Management, Inc.	8,849,938
438,850	Anworth Mortgage Asset Corp.	4,212,960
148,600	Capstead Mortgage Corp.	1,493,430
390,600	Luminent Mortgage Capital, Inc.	3,226,356
520,000	MFA Mortgage Investments, Inc.	3,796,000
250,000	Thornburg Mortgage, Inc.	6,950,000

		28,528,684

	Savings and Loans - Savings Banks - Central — 2.6%
70,000	Capitol Federal Financial	2,703,400
96,488	HMN Financial, Inc.	3,285,416
10,000	TFS Financial Corp.*	117,200

		6,106,016

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Savings and Loans - Savings Banks - East — 22.5%
288,725	Dime Community Bancshares, Inc.	$3,842,930
102,461	Flushing Financial Corp.	1,593,269
99,148	Hingham Institution for Savings	3,295,680
1,548,156	Hudson City Bancorp, Inc.	20,621,437
145,000	Investors Bancorp, Inc.*	2,073,500
50,921	MASSBANK Corp.	1,674,282
20,000	Northwest Bancorp, Inc.	545,200
90,000	Oritani Financial Corp.*	1,359,900
251,864	Parkvale Financial Corp.	7,523,178
331,525	People’s United Financial, Inc.	6,600,663
78,188	TF Financial Corp.	2,371,051
14,842	WSFS Financial Corp.	957,457

		52,458,547

	Savings and Loans - Savings Banks - South — 7.5%
541,763	BankUnited Financial Corp., Class A	11,729,169
370,084	Franklin Bank Corp.*	5,773,310

		17,502,479

	Savings and Loans - Savings Banks - West — 32.5%
157,000	Downey Financial Corp.	10,511,150
225,000	FirstFed Financial Corp.*	13,833,000
75,335	Harrington West Financial Group, Inc.	1,265,628
244,060	Pacific Premier Bancorp, Inc.*	2,623,645
431,700	PFF Bancorp, Inc.	12,148,038
466,000	Sterling Financial Corp.	13,737,680
919,734	Washington Federal, Inc.	21,806,894

		75,926,035

	Total Common Stocks (Cost $183,197,227)	219,791,168

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
PAR		(NOTE 2)

	REPURCHASE AGREEMENTS — 6.0%
$13,855,000	With Mizuho Securities, Inc. dated 4/30/07 at 5.06% to be repurchased at $13,856,947 on 5/1/07, collateralized by U.S. Treasury Bill, 4.81% due 8/23/07, value $1,697,628, U.S. Treasury Bond, 7.5% due 11/15/16, value $4,950,273, U.S. Treasury Notes, interest rates ranging from 5.625% to 6.5%, maturities ranging from 5/15/08 to 2/15/10, value $5,549,296 & $1,952,108 (Cost $13,855,000)	$13,855,000

	Total Investments — 100.4% (Cost $197,052,227)	233,646,168

	Liabilities Less Other Assets — (0.4%)	(992,411)

	Net Assets — 100.0%	$232,653,757

*	Non-income producing security

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Small Cap Technology Fund
Management Overview

Portfolio Manager: Robert C. Barringer, CFA

How did the Fund perform?

For the six months ended April 30, 2007 the FBR Small Cap Technology Fund appreciated 12.52%. This compares to the Lipper Science & Technology Fund Index, the NASDAQ Composite Index, and the Russell 2500 Technology Index which, returned 8.28%, 7.10%, and 9.06% for the same period, respectively.

What factors contributed to the Fund’s performance?

The Fund out performed its relevant benchmarks and indices during the reporting period. Our investment process led us to tilt the portfolio’s weighting towards the software and programming industry. This industry was buoyed by both strong underlying fundamentals as well as numerous merger and acquisition announcements with companies receiving attractive prices. The Fund owned a number of these companies, including Hyperion Solutions, taken over by Oracle and Kronos, which was taken private by an investment fund.

In addition, the Fund was underweight the electronic equipment and instruments industry relative the Russell 2500 Technology Index, which performed well during the reporting period. However, we owned large positions in a handful of high quality companies in this industry that did particularly well, namely Avnet and Arrow Electronics.

What is the outlook for the Fund and the technology sector?

The Fund continues to search for opportunities to invest in companies with strong margins, high returns on equity, solid balance sheets and good cash flow. Most importantly, our attention to valuation keeps us focused on companies we are able to purchase at reasonable prices. There are many exciting opportunities as we look to the foreseeable future in the small-cap technology sector, in continuing to figure out ways to improve productivity, communication, and health. We continue to search for companies with business models leveraged to take advantage of these larger trends using our disciplined process to participate in these opportunities while attempting to protect the downside.

The opinions expressed in this commentary reflect those of the Portfolio Manager(s) as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for The FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Small Cap Technology Fund

Comparison of Changes in Value of $10,000 Investment in
Fund Shares(1)(2) vs. Various Indices(1)(3)
(unaudited)

Total Returns—For the Periods Ended April 30, 2007(4)
	One Year	Since Inception(5)

FBR Small Cap Technology Fund(1)(2)	11.93%	7.72%
NASDAQ Composite Index(1)(3)	9.49%	5.78%
Russell 2500 Technology Index(1)(3)	1.70%	1.38%
Lipper Science & Technology Fund Index(1)(3)	4.65%	3.37%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
The performance data quoted represents past performance and the current performance may be lower or higher. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please call 888.200.4710 or visit www.fbrfunds.com.

(1)
The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects the reinvestment of dividends and all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment. The performance of the indices includes reinvested dividends, and does not reflect sales charges or expenses, except for the Lipper Science & Technology Fund Index which reflects fund expenses.

(2)
FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown includes fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)
The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap stocks. The Russell 2500 Technology Index is a capitalization-weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science. The Lipper Science & Technology Fund Index is an equally weighted index of the largest thirty funds within the science and technology fund classification as defined by Lipper Inc. The index is rebalanced quarterly. Lipper Analytical Services, Inc., is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Each Lipper Average is based on a universe of funds with similar investment objectives.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(5)	For the period January 20, 2004 (commencement of investment operations) through April 30, 2007.

The FBR Funds

FBR Small Cap Technology Fund
Portfolio Summary
April 30, 2007
(unaudited)

The following chart provides a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

The FBR Funds

FBR Small Cap Technology Fund
Portfolio of Investments
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	COMMON STOCKS — 97.2%
	Advertising — 1.6%
1,400	aQuantive, Inc.*	$42,854
1,100	ValueClick, Inc.*	31,460

		74,314

	Biotechnology and Drugs — 1.9%
500	IDEXX Laboratories, Inc.*	45,085
1,500	Meridian Bioscience, Inc.	44,595

		89,680

	Business Services — 2.1%
700	Forrester Research, Inc.*	18,046
1,000	Global Payments, Inc.	37,980
1,000	IHS, Inc., Class A*	41,340

		97,366

	Capital Goods - Miscellaneous — 2.1%
1,100	Graco, Inc.	43,450
975	Intermec, Inc.*	21,772
900	Zebra Technologies Corp., Class A*	35,811

		101,033

	Chemical Manufacturing — 0.8%
1,200	Cabot Microelectronics Corp.*	38,568

	Communications Equipment — 8.1%
5,250	Andrew Corp.*	57,330
2,300	Arris Group, Inc.*	34,086
1,800	Coleman Cable, Inc.*	42,300
700	CommScope, Inc.*	32,655
1,500	Comverse Technology, Inc.*	34,020
7,575	Foundry Networks, Inc.*	114,534
800	NETGEAR, Inc.*	26,888
5,000	Sonus Networks, Inc.*	38,650

		380,463

	Communications Services — 3.4%
2,100	Cbeyond, Inc.*	73,038
3,000	j2 Global Communications, Inc.*	86,280

		159,318

The FBR Funds

FBR Small Cap Technology Fund
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Computer Hardware — 2.9%
1,200	Agilysys, Inc.	$25,236
2,800	Ingram Micro, Inc., Class A*	54,936
1,800	MIPS Technologies, Inc.*	15,444
1,100	Tech Data Corp.*	39,094

		134,710

	Computer Networks — 5.7%
3,675	Convergys Corp.*	92,831
600	F5 Networks, Inc.*	46,068
2,800	Jack Henry & Associates, Inc.	66,500
2,000	Sykes Enterprises, Inc.*	36,920
1,300	SYNNEX Corp.*	25,415

		267,734

	Computer Peripherals — 0.9%
1,400	ScanSource, Inc.*	40,208

	Computer Services — 6.8%
2,800	Epicor Software Corp.*	40,600
1,100	FactSet Research Systems, Inc.	67,661
2,000	Internet Initiative Japan, Inc. ADR*	17,360
3,500	Perot Systems Corp., Class A*	62,650
500	SAVVIS, Inc.*	25,785
4,000	The TriZetto Group, Inc.*	77,920
3,700	Unisys Corp.*	29,008

		320,984

	Computer Storage Devices — 2.4%
4,550	Brocade Communications Systems, Inc.*	44,454
2,225	Emulex Corp.*	46,680
800	Komag, Inc.*	22,008

		113,142

	Electronic Instruments and Controls — 6.9%
2,200	Arrow Electronics, Inc.*	86,944
1,862	Benchmark Electronics, Inc.*	39,437
4,000	KEMET Corp.*	33,920
8,000	MRV Communications, Inc.*	27,760

The FBR Funds

FBR Small Cap Technology Fund
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Electronic Instruments and Controls — 6.9%(continued)
1,000	Multi-Fineline Electronix, Inc.*	$16,030
1,800	Nam Tai Electronics, Inc.	23,328
2,450	Plexus Corp.*	51,352
13,450	Solectron Corp.*	45,058

		323,829

	Scientific and Technical Instruments — 2.3%
950	Analogic Corp.	58,235
800	Coherent, Inc.*	25,112
1,000	OSI Systems, Inc.*	26,410

		109,757

	Semiconductors — 17.7%
7,275	Atmel Corp.*	38,703
800	ATMI, Inc.*	24,744
3,000	Axcelis Technologies, Inc.*	22,950
2,050	Cirrus Logic, Inc.*	16,974
3,100	Cypress Semiconductor Corp.*	70,742
900	Diodes, Inc.*	33,228
6,005	Entegris, Inc.*	70,379
3,500	Fairchild Semiconductor International, Inc.*	61,600
2,425	International Rectifier Corp.*	85,553
1,000	Microsemi Corp.*	23,110
1,775	MKS Instruments, Inc.*	47,836
2,500	ON Semiconductor Corp.*	26,775
2,300	QLogic Corp.*	41,124
4,400	RF Micro Devices, Inc.*	27,500
2,250	Standard Microsystems Corp.*	72,135
4,000	STEC, Inc.*	32,160
1,475	Teradyne, Inc.*	25,739
4,000	TriQuint Semiconductor, Inc.*	20,680
300	Varian Semiconductor Equipment Associates, Inc.*	19,908
2,000	Verigy Ltd.*	50,540
1,200	Zoran Corp.*	23,832

		836,212

The FBR Funds

FBR Small Cap Technology Fund
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Software and Programming — 31.6%
3,000	Aladdin Knowledge Systems Ltd.*	$62,820
1,000	Applix, Inc.*	13,150
6,000	Aspen Technology, Inc.*	81,480
2,000	Blackbaud, Inc.	44,160
1,500	Business Objects S.A. ADR*	56,265
10,300	Compuware Corp.*	101,661
1,600	Concur Technologies, Inc.*	28,432
2,600	DealerTrack Holdings, Inc.*	85,800
1,400	Interwoven, Inc.*	21,378
1,500	JDA Software Group, Inc.*	26,700
3,100	Lawson Software, Inc.*	27,590
1,900	MICROS Systems, Inc.*	104,120
500	MicroStrategy, Inc., Class A*	56,880
1,000	Nuance Communications, Inc.*	15,410
1,300	Open Text Corp.*	29,926
1,200	Progress Software Corp.*	36,156
2,000	Quest Software, Inc.*	34,020
1,850	RightNow Technologies, Inc.*	27,491
2,850	SPSS, Inc.*	104,481
3,800	Sybase, Inc.*	91,922
3,925	THQ, Inc.*	130,977
16,050	TIBCO Software, Inc.*	146,375
2,700	Transaction Systems Architects, Inc.*	85,671
1,500	Ulticom, Inc.*	12,803
2,200	VASCO Data Security International, Inc.*	47,058
800	Verint Systems, Inc.*	22,940

		1,495,666

	Total Common Stocks (Cost $4,180,905)	4,582,984

The FBR Funds

FBR Small Cap Technology Fund
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
PAR		(NOTE 2)

	REPURCHASE AGREEMENTS — 4.5%
$213,000	With Mizuho Securities, Inc. dated 4/30/07 at 5.06% to be repurchased at $213,030 on 5/1/07, collateralized by U.S. Treasury Bill, 4.81% due 8/23/07, value $26,099, U.S. Treasury Bond, 7.5% due 11/15/16, value $76,103, U.S. Treasury Notes, interest rates ranging from 5.625% to 6.5%, maturities ranging from 5/15/08 to 2/15/10, value $85,312 & $30,011 (Cost $213,000)	$213,000

	Total Investments 101.7% (Cost $4,393,905)	4,795,984

	Liabilities Less Other Assets (1.7%)	(80,900)

	Net Assets 100.0%	$4,715,084

*	Non-income producing security
ADR	American Depositary Receipts

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Gas Utility Index Fund
Management Overview

Portfolio Manager: Winsor Aylesworth

How did the Fund perform?

For the six months ended April 30, 2007, the FBR Gas Utility Index Fund appreciated 14.00%. This compares to the American Gas Association (AGA) Stock Index, the Lipper Utility Index and the S&P 500 Index which returned 13.86%, 17.60% and 8.60% for the same period respectively.

What factors contributed to the Fund’s performance?

The good times continue to roll for utility investors. The Fund achieved its objective and tracked its benchmark index as well as out performed the S&P 500 Index during the reporting period. The under performance of the Fund relative to its utility peers was attributable to the lack of exposure to non-gas related utility investments such as water, communication and telephone utilities, and non-gas oriented power generators. As mentioned in previous shareholder reports, the objective of the Fund is to track the AGA Stock Index. How the index performs against other measures is not our main focus.

The major macro issues of weather and economy remained relatively stable while the wholesale price of natural gas declined over the period. Interest rates remained stable. This environment was positive for the Fund’s investments.

What is the outlook for the Fund and the utility sector?

We continue to expect that the utility sector’s out performance versus other industry sectors will abate sometime in the future. Annual returns for utility stocks should revert to their long-term historical average rates of return. When this will happen is anybody’s guess. We all hope it is later rather than sooner.

The buzz in the industry this year is climate change and the impact on energy consumption patterns. Natural gas continues to benefit from this dialogue as it is the cleanest burning fuel among the major energy sources and has less of an impact on global warming than carbon emitting fossil fuels. So as we deal with the issue as a society, I would expect natural gas to increase its role as the fuel of choice for energy production.

The Fund’s portfolio companies are recognizing this phenomenon and are adjusting their business models to focus on the pending increased demand for their product. Many companies are diversifying their business by expanding their exposure to transmission pipelines, storage facilities and exploration and production (E&P) of natural gas. The role of liquefied natural gas is also a focus of some of the Fund’s holdings, with these companies investing in terminals to receive the product and pipelines and storage facilities to handle and effectively distribute the product. Although power production and gas distribution to the home remains the core of what these companies do, they are evolving to deal with the ever changing environment and trends involving natural gas.

The FBR Funds

FBR Gas Utility Index Fund
Management Overview (continued)

While many of these new initiatives may take years to pay-off for shareholders, the more immediate concern always centers on the weather, the economy, the wholesale price for gas and the world political situation.

How the hurricane season plays out will have short-term implications on domestic natural gas supplies. An active season in the Caribbean and Gulf of Mexico could result in a disruption of production. Prolonged summer heat waves, a possible global warming effect, would result in high demand for electricity to power air conditioners. This type of demand could benefit the producer’s revenues but, overall, it is not good for natural gas supplies. A stable or growing economy and a stable political world should always help the industry.

I think any pending move in interest rates by the Federal Reserve will have a short-term impact on the Fund’s holdings. If rates are cut, this would be bullish for our holdings as utilities tend to benefit from a declining rate environment. Of course the opposite holds true should rates increase. Do I know which way they will go? I’d rather predict tomorrow’s weather!!

The Fund continues to own a well-diversified portfolio of companies within an industry segment that should do well under most scenarios looking over the long-term. The future for natural gas and the Fund’s holdings appear solid as we begin to deal with the global warming issues that are being debated. As a fellow shareholder, I look forward to the future.

The opinions expressed in this commentary reflect those of the Portfolio Manager(s) as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for The FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Gas Utility Index Fund

Comparison of Changes in Value of $10,000 Investment in
Fund Shares(1)(2) vs. Various Indices(1)(3)
(unaudited)

Total Returns—For the Periods Ended April 30, 2007(4)(5)
		Annualized	Annualized
	One Year	Five Year	Ten Year

FBR Gas Utility Index Fund(1)(2)	26.53%	10.75%	11.26%
S&P 500 Index(1)(3)	15.24%	8.53%	8.04%
A.G.A. Stock Index(1)(3)	26.54%	11.70%	12.17%
Lipper Utility Fund Index(1)(3)	34.16%	15.03%	10.68%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
The performance data quoted represents past performance and the current performance may be lower or higher. The investment return and principal will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please call 888.200.4710 or visit www.fbrfunds.com.

(1)
The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects the reinvestment of dividends and all Fund expenses. The indices are unmanaged, do not incur expenses and are not available for investment. The performance of the indices includes reinvested dividends, and does not reflect sales charges or expenses.

(2)
FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)
S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries. The A.G.A. Stock Index is a market capitalization weighted index, adjusted monthly, consisting of member companies of the American Gas Association. The Lipper Utility Fund Index is an equally weighted index of the largest ten funds within the utility fund classification as defined by Lipper Inc. The index is rebalanced quarterly. Lipper Analytical Services, Inc., is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Each Lipper Average is based on a universe of funds with similar objectives.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(5)	Effective April 1, 2003, the Fund changed its fiscal year-end from March 31 to October 31.

The FBR Funds

FBR Gas Utility Index Fund
Portfolio Summary
April 30, 2007
(unaudited)

The following chart provides a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	COMMON STOCKS — 98.7%
	Electric Utilities — 36.9%
1,000	ALLETE, Inc.	$48,410
29,175	Alliant Energy Corp.	1,277,865
29,125	Ameren Corp.	1,531,101
218,550	Aquila, Inc.*	902,612
22,375	Avista Corp.	527,826
1,575	Black Hills Corp.	62,701
253,300	CenterPoint Energy, Inc.	4,769,639
7,250	CH Energy Group, Inc.	347,855
110,650	CMS Energy Corp.	2,049,238
92,175	Consolidated Edison, Inc.	4,724,891
23,850	Constellation Energy Group, Inc.	2,125,512
126,850	Dominion Resources, Inc.	11,568,720
53,725	DTE Energy Co.	2,717,948
106,937	Duke Energy Corp.	2,194,347
307,840	E.ON AG ADR	15,432,018
121,509	Energy East Corp.	2,942,948
1,300	Entergy Corp.	147,082
69,725	Exelon Corp.	5,257,962
51,271	Integrys Energy Group, Inc.	2,876,303
12,003	MGE Energy, Inc.	433,548
188,076	National Grid PLC ADR	14,814,747
34,450	Northeast Utilities	1,108,257
25,416	NorthWestern Corp.	893,118
25,500	NSTAR	915,450
12,916	Pepco Holdings, Inc.	381,280
213,325	PG&E Corp.	10,794,245
24,375	PNM Resources, Inc.	793,406
18,450	PPL Corp.	804,605
116,200	Public Service Enterprise Group, Inc.	10,045,490
73,100	Puget Energy, Inc.	1,887,442
15,825	Sierra Pacific Resources*	288,965
50,975	TECO Energy, Inc.	915,001
4,900	The Empire District Electric Co.	121,030

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Electric Utilities — 36.9% (continued)
6,305	UniSource Energy Corp.	$242,175
35,325	Wisconsin Energy Corp.	1,723,507
102,350	Xcel Energy, Inc.	2,465,612

		110,132,856

	Natural Gas Utilities — 57.6%
131,250	AGL Resources, Inc.	5,714,625
176,350	Atmos Energy Corp.	5,593,822
25,600	Cascade Natural Gas Corp.	665,600
12,065	Chesapeake Utilities Corp.	384,029
1,000	Corning Natural Gas Corp.*	15,075
7,807	Delta Natural Gas Company, Inc.	196,424
723,000	El Paso Corp.	10,845,000
443,860	Enbridge, Inc.	14,647,379
59,625	Energen Corp.	3,341,981
4,689	Energy West, Inc.	68,037
17,189	EnergySouth, Inc.	677,075
113,050	Equitable Resources, Inc.	5,879,731
285,600	KeySpan Corp.	11,826,696
66,850	MDU Resources Group, Inc.	2,025,555
107,200	National Fuel Gas Co.	5,039,472
45,500	New Jersey Resources Corp.	2,443,350
94,250	Nicor, Inc.	4,829,370
338,950	NiSource, Inc.	8,334,781
62,000	Northwest Natural Gas Co.	3,150,220
93,700	ONEOK, Inc.	4,536,017
160,900	Piedmont Natural Gas Company, Inc.	4,246,151
4,743	RGC Resources, Inc.	132,804
80,125	SEMCO Energy, Inc.*	607,348
230,100	Sempra Energy	14,606,748
54,110	South Jersey Industries, Inc.	2,124,900
255,457	Southern Union Co.	7,781,220
88,050	Southwest Gas Corp.	3,336,215
562,168	Spectra Energy Corp.	14,672,584
42,150	The Laclede Group, Inc.	1,323,089
338,700	The Williams Companies, Inc.	9,991,650

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
SHARES		(NOTE 2)

	Natural Gas Utilities — 57.6% (continued)
420,450	TransCanada Corp.	$15,031,087
70,025	UGI Corp.	1,985,909
91,305	Vectren Corp.	2,654,236
104,900	WGL Holdings, Inc.	3,549,816

		172,257,996

	Oil and Gas Operations — 4.2%
73,700	Cheniere Energy, Inc.*	2,457,895
85,125	Questar Corp.	8,268,191
44,150	Southwestern Energy Co.*	1,854,300

		12,580,386

	Total Common Stocks (Cost $140,123,896)	294,971,238

PAR

	REPURCHASE AGREEMENT — 1.2%
$3,646,000	With Mizuho Securities, Inc. dated 4/30/07 at 5.06% to be repurchased at $3,646,512 on 5/1/07, collateralized by U.S. Treasury Bill, 4.81% due 8/23/07, value $446,738, U.S. Treasury Bond, 7.5% due 11/15/16, value $1,302,685, U.S. Treasury Notes, interest rates ranging from 5.625% to 6.5%, maturities ranging from 5/15/08 to 2/15/10, value $1,460,320 & $513,705 (Cost $3,646,000)	3,646,000

	Total Investments — 99.9% (Cost $143,769,896)	298,617,238

	Other Assets Less Liabilities — 0.1%	186,450

	Net Assets — 100.0%	$298,803,688

*	Non-income producing security
ADR	American Depositary Receipts

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Fund for Government Investors
Management Overview

Portfolio Manager: William B. Sanders, III

How did the Fund perform?

For the six months ended April 30, 2007, the FBR Fund for Government Investors appreciated 2.18%.

What factors contributed to the Fund’s performance?

The Federal Open Market Committee (the “Fed”) met three times over the reporting period. After each meeting they decided to leave the Fed Funds target rate unchanged at 5.25%, noting that “future policy adjustments will depend on the evolution of the outlook for both inflation and economic growth.” Due to the lag effect of monetary policy, the Fed remains cautious in their interpretation of the economic data which, at this point, continues to send mixed signals on the direction of the economy.

The good news is that the economy is slowing, but the bad news is that inflationary pressures persist. The Fed continues to see inflation risk as outweighing that of a recession. This means they are stuck in a holding pattern and can not risk exacerbating either situation by making an imprudent rate move. Another issue, which could be considered the most troublesome, is the fear of stagflation (a period of price inflation combined with slow economic growth). This scenario is very difficult to address as fiscal and monetary policies directed at either problem could possibly have a negative effect on the other.

What is the outlook for the Fund?

The Fed appears to be content with the current rates over the near-term. The performance of the Fund remains linked to the movements of the Fed Funds target rate. Regardless of the Fed’s next move (raising, lowering, or holding steady), the Fund will stay with our conservative investment style of owning only the highest quality and most liquid government issued securities.

The opinions expressed in this commentary reflect those of the Portfolio Manager(s) as of the date written. Any such opinions are subject to change based on market or other conditions. These opinions may not be relied upon as investment advice. Investment decisions for The FBR Funds are based on several factors, and may not be relied upon as an indication of trading intent on behalf of any FBR Fund. Security positions can and do change.

The FBR Funds

FBR Fund for Government Investors
Portfolio Summary
April 30, 2007
(unaudited)

The following chart provides a visual breakdown of the Fund by maturity schedule1. The underlying securities represent a percentage of the portfolio investments.

[1]	The maturity date used for each security in the portfolio to determine the schedule is the shorter of the next interest rate reset date or the final maturity date.

The FBR Funds

FBR Fund for Government Investors
Portfolio of Investments
April 30, 2007
(unaudited)

			MATURITY	VALUE
PAR		RATE	DATE	(NOTE 2)

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 95.0%
	Federal Farm Credit Bank — 4.8%
$10,000,000	Federal Farm Credit Bank Discount Note*	5.09%	6/13/07	$9,939,203

	Federal Home Loan Mortgage Corporation — 36.8%
10,433,000	Freddie Mac	4.0	8/17/07	10,392,930
10,000,000	Freddie Mac Discount Note*	5.06	5/1/07	10,000,000
10,000,000	Freddie Mac Discount Note*	5.1	5/22/07	9,970,250
10,000,000	Freddie Mac Discount Note*	5.1	5/31/07	9,957,500
12,000,000	Freddie Mac Discount Note*	5.09	8/13/07	11,823,547
12,000,000	Freddie Mac Discount Note*	5.08	9/14/07	11,769,707
12,000,000	Freddie Mac Discount Note*	5.055	10/9/07	11,728,715

				75,642,649

	Federal National Mortgage Association — 53.4%
12,000,000	Fannie Mae	4.875	8/27/07	11,983,905
10,000,000	Fannie Mae Discount Note*	5.11	5/7/07	9,991,483
10,000,000	Fannie Mae Discount Note*	5.09	5/14/07	9,981,619
5,147,000	Fannie Mae Discount Note*	5.14	6/22/07	5,108,786
10,000,000	Fannie Mae Discount Note*	5.1	6/29/07	9,916,417
12,000,000	Fannie Mae Discount Note*	5.12	7/10/07	11,880,533
10,000,000	Fannie Mae Discount Note*	5.09	7/20/07	9,886,889
12,000,000	Fannie Mae Discount Note*	5.1	7/30/07	11,847,000
5,995,000	Fannie Mae Discount Note*	5.085	9/26/07	5,869,675
12,000,000	Fannie Mae Discount Note*	5.065	10/17/07	11,714,672
12,000,000	Fannie Mae Discount Note*	5.06	10/24/07	11,703,147

				109,884,126

The FBR Funds

FBR Fund for Government Investors
Portfolio of Investments (continued)
April 30, 2007
(unaudited)

		VALUE
PAR		(NOTE 2)

	REPURCHASE AGREEMENT — 5.6%
$11,569,833	With Mizuho Securities, Inc. dated 4/30/07 at 5.06% to be repurchased at $11,571,460 on 5/1/07, collateralized by U.S. Treasury Bill, 4.81% due 8/23/07, value $11,750,000	$11,569,833

	Total Investments — 100.6% (Amortized Cost $207,035,811) †	207,035,811

	Liabilities Less Other Assets — (0.6%)	(1,175,151)

	Net Assets — 100.0%	$205,860,660

*	Interest rates for the discount notes represent the yield to maturity at the date of purchase.
†	Same cost is used for federal income tax purposes.

Weighted Average Maturity of Portfolio: 82 Days

The accompanying notes are an integral part of the financial statements.

The FBR Funds

Statements of Assets and Liabilities
April 30, 2007
(unaudited)

	FBR Pegasus FundTM	FBR Pegasus Mid Cap FundTM	FBR Pegasus Small Cap FundTM

ASSETS
Investment Securities
Securities at Cost:
Unaffiliated Issuers	$11,057,043	$3,031,230	$3,361,093
Repurchase Agreements	443,000	110,000	46,000

Total securities	$11,500,043	$3,141,230	$3,407,093

Securities at Value (Note 2):
Unaffiliated Issuers	$11,819,463	$3,168,712	$3,524,249
Repurchase Agreements	443,000	110,000	46,000

Total securities	12,262,463	3,278,712	3,570,249
Cash	708	587	523
Receivable for Capital Shares Sold	5,556	—	—
Receivable for Investment Securities Sold	—	61,291	—
Dividends and Interest Receivable	9,965	2,691	3,224
Receivable from Adviser	—	3,999	3,758
Prepaid Expenses	10,188	1,751	2,032

Total Assets	12,288,880	3,349,031	3,579,786

LIABILITIES
Payable for Capital Shares Redeemed	16,205	1,980	1,980
Payable for Investment Securities Purchased	279,545	69,439	25,379
Investment Advisory Fee Payable (Note 3)	5,021	—	—
Administration Fee Payable (Note 3)	556	155	163
Distribution Fees Payable (Note 3)	2,395	665	702
Trustees’ Fees Payable	2,400	2,400	2,400
Other Accrued Expenses	33,851	12,681	12,670

Total Liabilities	339,973	87,320	43,294

NET ASSETS	$11,948,907	$3,261,711	$3,536,492

Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value)	959,563	309,349	330,279

Net Asset Value Per Share	$12.45	$10.54	$10.71

Net Assets Consist of:
Paid-in capital	$10,326,761	$3,096,322	$3,318,645
Accumulated net investment income (loss)	(24,461)	2,321	5,412
Accumulated net realized gain on investments	884,187	25,586	49,279
Net unrealized appreciation on investments	762,420	137,482	163,156

NET ASSETS	$11,948,907	$3,261,711	$3,536,492

The FBR Funds

Statements of Assets and Liabilities (continued)
April 30, 2007
(unaudited)

	FBR Large Cap Financial Fund	FBR Large Cap Technology Fund	FBR Small Cap Fund

ASSETS
Investment Securities
Securities at Cost:
Unaffiliated Issuers	$21,077,376	$31,430,126	$614,042,097
Affiliated Issuers	—	—	4,511,967
Repurchase Agreements	2,612,000	3,505,000	525,352,000

Total securities	$23,689,376	$34,935,126	$1,143,906,064

Securities at Value (Note 2):
Unaffiliated Issuers	$23,947,820	$33,098,374	$1,116,420,343
Affiliated Issuers	—	—	26,456,640
Repurchase Agreements	2,612,000	3,505,000	525,352,000

Total securities	26,559,820	36,603,374	1,668,228,983
Cash	701	212	563
Receivable for Capital Shares Sold	100	11,759	8,256,300
Receivable for Investment Securities Sold	—	1,266,395	—
Dividends and Interest Receivable	13,107	24,427	73,841
Prepaid Expenses	10,094	12,094	92,233

Total Assets	26,583,822	37,918,261	1,676,651,920

LIABILITIES
Payable for Capital Shares Redeemed	24,254	62,726	3,125,303
Payable for Investment Securities Purchased	861,079	710,881	420,153
Investment Advisory Fee Payable (Note 3)	19,048	27,448	1,215,756
Administration Fee Payable (Note 3)	1,229	1,770	78,418
Distribution Fees Payable (Note 3)	5,291	7,624	337,710
Trustees’ Fees Payable	2,400	2,400	2,400
Other Accrued Expenses	37,521	43,925	251,885

Total Liabilities	950,822	856,774	5,431,625

NET ASSETS	$25,633,000	$37,061,487	$1,671,220,295

Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value)	1,231,877	3,023,823	29,891,008

Net Asset Value Per Share	$20.81	$12.26	$55.91

Net Assets Consist of:
Paid-in capital	$20,545,703	$33,274,845	$1,147,606,714
Accumulated net investment income (loss)	42,325	(92,507)	(742,146)
Accumulated net realized gain on investments	2,174,528	2,210,901	32,808
Net unrealized appreciation on investments	2,870,444	1,668,248	524,322,919

NET ASSETS	$25,633,000	$37,061,487	$1,671,220,295

The FBR Funds

Statements of Assets and Liabilities (continued)
April 30, 2007
(unaudited)

	FBR Small Cap Financial Fund	FBR Small Cap Technology Fund	FBR Gas Utility Index Fund

ASSETS
Investment Securities
Securities at Cost:
Unaffiliated issuers	$183,197,227	$4,180,905	$140,123,896
Repurchase Agreements	13,855,000	213,000	3,646,000

Total securities	$197,052,227	$4,393,905	$143,769,896

Securities at Value (Note 2):
Unaffiliated issuers	$219,791,168	$4,582,984	$294,971,238
Repurchase Agreements	13,855,000	213,000	3,646,000

Total securities	233,646,168	4,795,984	298,617,238
Cash	170	879	140
Receivable for Capital Shares Sold	25,654	17,588	134,783
Receivable for Investment Securities Sold	156,598	—	357,555
Dividends and Interest Receivable	414,308	487	437,143
Receivable from Adviser	—	3,611	—
Prepaid Expenses	14,784	10,231	14,438

Total Assets	234,257,682	4,828,780	299,561,297

LIABILITIES
Payable for Capital Shares Redeemed	872,343	11,573	189,746
Payable for Investment Securities Purchased	303,891	68,166	323,253
Investment Advisory Fee Payable (Note 3)	182,300	—	96,740
Administration Fee Payable (Note 3)	11,759	220	14,040
Distribution Fees Payable (Note 3)	50,639	945	—
Trustees’ Fees Payable	2,400	2,400	2,400
Other Accrued Expenses	180,593	30,392	131,430

Total Liabilities	1,603,925	113,696	757,609

NET ASSETS	$232,653,757	$4,715,084	$298,803,688

Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value)	8,689,994	386,561	13,597,323

Net Asset Value Per Share	$26.77	$12.20	$21.98

Net Assets Consist of:
Paid-in capital	$160,413,555	$4,038,656	$146,344,203
Accumulated net investment income (loss)	205,179	(33,824)	225,953
Accumulated net realized gain (loss) on investments	35,441,082	308,173	(2,613,810)
Net unrealized appreciation on investments	36,593,941	402,079	154,847,342

NET ASSETS	$232,653,757	$4,715,084	$298,803,688

The FBR Funds

Statements of Assets and Liabilities (continued)
April 30, 2007
(unaudited)

FBR Fund for Government Investors

ASSETS
Investment Securities
Securities at Amortized Cost:
Unaffiliated Issuers	$195,465,978
Repurchase Agreements	11,569,833

Total securities	$207,035,811

Securities at Value (Note 2):
Unaffiliated Issuers	$195,465,978
Repurchase Agreements	11,569,833

Total securities	207,035,811
Cash	13
Receivable for Capital Shares Sold	2,998,685
Dividends and Interest Receivable	190,860
Prepaid Expenses	14,761

Total Assets	210,240,130

LIABILITIES
Payable for Capital Shares Redeemed	4,079,072
Dividends and Income Payable	20,615
Investment Advisory Fee Payable (Note 3)	87,877
Administration Fee Payable (Note 3)	10,205
Trustees’ Fees Payable	2,400
Other Accrued Expenses	179,301

Total Liabilities	4,379,470

NET ASSETS	$205,860,660

Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value)	206,050,613

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Paid-in capital	$206,050,613
Accumulated net realized loss on investments	(189,953)

NET ASSETS	$205,860,660

The accompanying notes are an integral part of the financial statements.

The FBR Funds

Statements of Operations
For the Six Months Ended April 30, 2007
(unaudited)

	FBR Pegasus FundTM	FBR Pegasus Mid Cap FundTM1	FBR Pegasus Small Cap FundTM1

Investment Income
Dividends[2]	$92,306	$6,464	$11,335
Interest	14,726	6,107	4,694

Total Investment Income	107,032	12,571	16,029

Expenses
Investment Advisory fees (Note 3)	60,669	4,732	4,900
Administration fees (Note 3)	3,995	306	317
Distribution fees (Note 3)	16,850	1,314	1,361
Professional fees	24,285	5,913	5,913
Registration fees	10,818	963	963
Shareholder servicing fees	8,593	1,080	1,475
Custodian fees	7,736	2,795	2,400
Trustees’ fees	5,900	2,400	2,400
Compliance fees	5,007	1,467	1,468
Accounting services fees	4,011	1,039	1,039
Transfer agent fees	2,261	600	600
Reports to shareholders	1,714	644	644
Insurance fees	379	—	—
Other expenses	258	96	96

Total expenses before waivers and related reimbursements	152,476	23,349	23,576
Less waivers and related reimbursements	(20,983)	(13,099)	(12,959)

Total expenses after waivers and related reimbursements	131,493	10,250	10,617

Net Investment Income (Loss)	(24,461)	2,321	5,412

Net Realized and Unrealized Gain on Investments
Net Realized Gain on Investment Transactions	944,132	25,586	49,279
Change in Net Unrealized Appreciation/Depreciation of Investments	125,023	137,482	163,156

Net Gain on Investments	1,069,155	163,068	212,435

Net Increase in Net Assets Resulting from Operations	$1,044,694	$165,389	$217,847

[1]	Represents the period from commencement of operations (February 28, 2007) through April 30, 2007.
[2]	Net of foreign taxes withheld of $3,682, $370 and $34 for the FBR Pegasus FundTM, FBR Pegasus Mid Cap FundTM and FBR Pegasus Small Cap FundTM, respectively.

The FBR Funds

Statements of Operations (continued)
For the Six Months Ended April 30, 2007
(unaudited)

	FBR Large Cap Financial Fund	FBR Large Cap Technology Fund	FBR Small Cap Fund

Investment Income
Dividends[1]	$267,541	$186,056	$1,151,726
Interest	41,067	67,795	6,809,264

Total Investment Income	308,608	253,851	7,960,990

Expenses
Investment Advisory fees (Note 3)	117,610	180,614	5,726,140
Administration fees (Note 3)	7,736	11,886	375,604
Distribution fees (Note 3)	32,669	50,170	1,568,271	[2]
Professional fees	25,513	25,513	25,512
Registration fees	10,706	12,283	39,000
Transfer agent fees	10,166	4,373	105,175
Shareholder servicing fees	9,629	23,114	485,502
Custodian fees	6,908	12,988	32,947
Trustees’ fees	5,900	5,900	5,900
Accounting services fees	5,525	8,792	171,692
Compliance fees	5,300	5,580	29,488
Reports to shareholders	3,074	2,638	48,316
Insurance fees	3,039	2,268	87,618
Other expenses	358	239	1,971

Total expenses before waivers and related reimbursements	244,133	346,358	8,703,136
Less waivers and related reimbursements	(28)	—	—

Total expenses after waivers and related reimbursements	244,105	346,358	8,703,136

Net Investment Income (Loss)	64,503	(92,507)	(742,146)

Net Realized and Unrealized Gain on Investments
Net Realized Gain on Investment Transactions	2,299,739	2,743,070	34,392
Change in Net Unrealized Appreciation/Depreciation of Investments	(833,976)	(567,261)	131,067,022

Net Gain on Investments	1,465,763	2,175,809	131,101,414

Net Increase in Net Assets Resulting from Operations	$1,530,266	$2,083,302	$130,359,268

[1]	Net of foreign taxes withheld of $301, $9,309 and $0 for the FBR Large Cap Financial Fund, FBR Large Cap Technology Fund, and FBR Small Cap Fund, respectively.
[2]
Distribution fees are net waivers of $22,326. The Distributor had agreed to voluntarily waive a portion of the FBR Small Cap Fund’s distribution fees until such time as the Fund was reopened to new investors on January 3, 2007. Had the Distributor not waived any fees, the distribution expense would have been $1,590,597.

The FBR Funds

Statements of Operations (continued)
For the Six Months Ended April 30, 2007
(unaudited)

	FBR Small Cap Financial Fund	FBR Small Cap Technology Fund	FBR Gas Utility Index Fund

Investment Income
Dividends[1]	$3,115,949	$2,204	$3,924,983
Interest	191,873	3,182	50,112

Total Investment Income	3,307,822	5,386	3,975,095

Expenses
Investment Advisory fees (Note 3)	1,331,187	18,093	560,097
Administration fees (Note 3)	87,683	1,189	175,749
Distribution fees (Note 3)	369,774	5,026	—
Shareholder servicing fees	161,650	5,829	80,728
Transfer agent fees	79,547	1,486	105,298
Accounting services fees	57,837	2,414	49,155
Insurance fees	44,494	270	30,170
Reports to shareholders	29,229	1,534	16,853
Professional fees	25,513	25,832	25,513
Custodian fees	17,741	6,784	13,887
Registration fees	15,890	9,990	13,465
Compliance fees	12,719	4,750	11,724
Trustees’ fees	5,900	5,900	5,900
Other expenses	8,572	208	1,948

Total expenses before waivers and related reimbursements	2,247,736	89,305	1,090,487
Less waivers and related reimbursements	—	(50,095)	—

Total expenses after waivers and related reimbursements	2,247,736	39,210	1,090,487

Net Investment Income (Loss)	1,060,086	(33,824)	2,884,608

Net Realized and Unrealized Gain on Investments
Net Realized Gain on Investment Transactions	35,858,226	329,445	9,040,456
Change in Net Unrealized Appreciation/Depreciation of Investments	(51,115,504)	173,723	24,796,999

Net Gain (Loss) on Investments	(15,257,278)	503,168	33,837,455

Net Increase (Decrease) in Net Assets Resulting from Operations	$(14,197,192)	$469,344	$36,722,063

[1]	Net of foreign taxes withheld of $0, $0 and $66,257 for the FBR Small Cap Financial Fund, FBR Small Cap Technology Fund, and FBR Gas Utility Index Fund, respectively.

The FBR Funds

Statements of Operations (continued)
For the Six Months Ended April 30, 2007
(unaudited)

FBR Fund for Government Investors

Investment Income
Interest (Note 2)	$5,402,641
Expenses
Investment Advisory fees (Note 3)	514,644
Administration fees (Note 3)	60,927
Transfer agent fees	149,363
Shareholder servicing fees	50,838
Accounting services fees	35,456
Professional fees	25,513
Insurance fees	24,916
Registration fees	14,839
Reports to shareholders	11,181
Compliance fees	10,335
Custodian fees	8,611
Trustees’ fees	5,900
Other expenses	1,855

Total expenses	914,378

Net Investment Income and Net Increase in Net Assets Resulting from Operations	$4,488,263

The accompanying notes are an integral part of the financial statements.

The FBR Funds

Statements of Changes in Net Assets

			FBR Pegasus	FBR Pegasus
	FBR Pegasus FundTM		Mid Cap FundTM	Small Cap FundTM

	For the Six Months Ended April 30, 2007 (unaudited)	For the Period Ended October 31, 2006(A)	For the Period Ended April 30, 2007(B) (unaudited)	For the Period Ended April 30, 2007(B) (unaudited)

From Investment Activities
Net Investment Income (Loss)	$(24,461)	$(19,167)	$2,321	$5,412
Net Realized Gain on Investment Transactions	944,132	545,511	25,586	49,279
Change in Net Unrealized Appreciation/Depreciation of Investments	125,023	637,397	137,482	163,156

Net Increase in Net Assets Resulting from Operations	1,044,694	1,163,741	165,389	217,847

Distributions to Shareholders
From Net Investment Income	—	(1,131)	—	—
From Net Realized Gain on Investments	(585,158)	—	—	—

Total Distributions to Shareholders	(585,158)	(1,131)	—	—

From Share Transactions
Net Proceeds from Sales of Shares	6,054,728	19,873,808	3,119,266	3,342,515
Reinvestment of Distributions	583,994	1,129	—	—
Cost of Shares Redeemed(C)	(8,498,543)	(7,688,355)	(22,944)	(23,870)

Net Increase (Decrease) in Net Assets Resulting from Share Transactions	(1,859,821)	12,186,582	3,096,322	3,318,645

Total Increase (Decrease) in Net Assets	(1,400,285)	13,349,192	3,261,711	3,536,492
Net Assets – Beginning of Period	13,349,192	—	—	—

Net Assets – End of Period	$11,948,907	$13,349,192	$3,261,711	$3,536,492

Accumulated Net Investment Income (Loss)	$(24,461)	$—	$2,321	$5,412
Shares Issued and Redeemed
Sold	505,541	1,807,008	311,567	332,538
Issued in Reinvestment of Distributions	49,491	111	—	—
Redeemed	(723,126)	(679,462)	(2,218)	(2,259)

Net Increase (Decrease) in Shares	(168,094)	1,127,657	309,349	330,279

(A)	Represents the period from commencement of operations (November 15, 2005) through October 31, 2006.
(B)	Represents the period from commencement of operations (February 28, 2007) through April 30, 2007.
(C)
The cost of shares redeemed is net of the 1% redemption fee on fund shares which have been held 90 days or less. For the period ended April 30, 2007, these fees were $961, $120 and $200 for the FBR Pegasus FundTM, FBR Pegasus Mid Cap FundTM, and FBR Pegasus Small Cap FundTM, respectively. For the period ended October 31, 2006, these fees were $8,813 for the FBR Pegasus FundTM.

The FBR Funds

Statements of Changes in Net Assets (continued)

	FBR Large Cap		FBR Large Cap
	Financial Fund		Technology Fund

	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year	Ended	Year
	April 30,	Ended	April 30,	Ended
	2007	October 31,	2007	October 31,
	(unaudited)	2006	(unaudited)	2006

From Investment Activities
Net Investment Income (Loss)	$64,503	$186,468	$(92,507)	$(138,653)
Net Realized Gain on Investment Transactions	2,299,739	2,610,208	2,743,070	1,103,903
Change in Net Unrealized Appreciation/Depreciation of Investments	(833,976)	840,507	(567,261)	1,815,071

Net Increase in Net Assets Resulting from Operations	1,530,266	3,637,183	2,083,302	2,780,321

Distributions to Shareholders
From Net Investment Income	(145,001)	(231,630)	—	—
From Net Realized Gain on Investments	(2,416,486)	(3,691,188)	(1,396,046)	(932,291)

Total Distributions to Shareholders	(2,561,487)	(3,922,818)	(1,396,046)	(932,291)

From Share Transactions
Net Proceeds from Sales of Shares	1,330,694	1,711,344	5,987,271	27,826,230
Reinvestment of Distributions	2,508,728	3,834,060	1,385,564	912,545
Cost of Shares Redeemed(A)	(3,488,381)	(7,983,348)	(10,405,897)	(5,989,960)

Net Increase (Decrease) in Net Assets Resulting from Share Transactions	351,041	(2,437,944)	(3,033,062)	22,748,815

Total Increase (Decrease) in Net Assets	(680,180)	(2,723,579)	(2,345,806)	24,596,845
Net Assets – Beginning of Period	26,313,180	29,036,759	39,407,293	14,810,448

Net Assets – End of Period	$25,633,000	$26,313,180	$37,061,487	$39,407,293

Accumulated Net Investment Income (Loss)	$42,325	$122,823	$(92,507)	$—
Shares Issued and Redeemed
Sold	64,115	83,184	500,616	2,370,140
Issued in Reinvestment of Distributions	123,104	190,616	117,720	82,211
Redeemed	(169,362)	(389,141)	(887,448)	(527,882)

Net Increase (Decrease) in Shares	17,857	(115,341)	(269,112)	1,924,469

(A)
The cost of shares redeemed is net of the 1% redemption fee on fund shares which have been held 90 days or less. For the six months ended April 30, 2007, these fees were $1,136 and $9,347 for the FBR Large Cap Financial Fund and FBR Large Cap Technology Fund, respectively. For the year ended October 31, 2006, these fees were $1,291 and $6,940 for the FBR Large Cap Financial and FBR Large Cap Technology Fund, respectively.

The FBR Funds

Statements of Changes in Net Assets (continued)

			FBR Small Cap		FBR Small Cap
	FBR Small Cap Fund		Financial Fund		Technology Fund

	For the		For the		For the
	Six Months	For the	Six Months	For the	Six Months	For the
	Ended	Year	Ended	Year	Ended	Year
	April 30,	Ended	April 30,	Ended	April 30,	Ended
	2007	October 31,	2007	October 31,	2007	October 31,
	(unaudited)	2006	(unaudited)	2006	(unaudited)	2006

From Investment Activities
Net Investment Income (Loss)	$(742,146)	$(8,007,752)	$1,060,086	$1,726,184	$(33,824)	$(48,023)
Net Realized Gain on Investment Transactions from: Unaffiliated Issuers	34,392	3,833,930	35,858,226	43,905,032	329,445	206,694
Change in Net Unrealized Appreciation/Depreciation of Investments	131,067,022	185,777,592	(51,115,504)	(1,497,455)	173,723	243,617

Net Increase (Decrease) in Net Assets Resulting from Operations	130,359,268	181,603,770	(14,197,192)	44,133,761	469,344	402,288

Distributions to Shareholders
From Net Investment Income	—	—	(1,631,560)	(2,080,797)	—	—
From Net Realized Gain on Investments	(2,384,603)	(14,760,977)	(44,028,565)	(49,145,199)	(167,748)	—

Total Distributions to Shareholders	(2,384,603)	(14,760,977)	(45,660,125)	(51,225,996)	(167,748)	—

From Share Transactions
Net Proceeds from Sales of Shares	730,004,118	209,187,431	17,277,257	59,440,939	1,143,553	2,155,372
Reinvestment of Distributions	2,336,579	14,446,856	44,110,288	50,058,935	166,452	—
Cost of Shares Redeemed(A)	(118,685,197)	(266,745,027)	(115,031,217)	(219,586,101)	(488,036)	(724,777)

Net Increase (Decrease) in Net Assets Resulting from Share Transactions	613,655,500	(43,110,740)	(53,643,672)	(110,086,227)	821,969	1,430,595

Total Increase (Decrease) in Net Assets	741,630,165	123,732,053	(113,500,989)	(117,178,462)	1,123,565	1,832,883
Net Assets – Beginning of Period	929,590,130	805,858,077	346,154,746	463,333,208	3,591,519	1,758,636

Net Assets – End of Period	$1,671,220,295	$929,590,130	$232,653,757	$346,154,746	$4,715,084	$3,591,519

Accumulated Net Investment Income (Loss)	$(742,146)	$—	$205,179	$776,653	$(33,824)	$—
Shares Issued and Redeemed
Sold	13,174,439	4,514,344	577,377	1,892,561	97,566	199,392
Issued in Reinvestment of Distributions	44,405	342,577	1,526,231	1,643,878	14,704	—
Redeemed	(2,161,923)	(5,991,888)	(4,000,595)	(7,007,379)	(42,457)	(68,535)

Net Increase (Decrease) in Shares	11,056,921	(1,134,967)	(1,896,987)	(3,470,940)	69,813	130,857

(A)
The cost of shares redeemed is net of the 1% redemption fee on fund shares which have been held 90 days or less. For the six months ended April 30, 2007, these fees were $279,456, $17,174, and $1,108 for the FBR Small Cap Fund, FBR Small Cap Financial Fund, and FBR Small Cap Technology Fund, respectively. For the year ended October 31, 2006, these fees were $58,201, $39,251 and $2,203 for the FBR Small Cap Fund, FBR Small Cap Financial Fund, and FBR Small Cap Technology Fund, respectively.

The FBR Funds

Statements of Changes in Net Assets (continued)

			FBR Fund for
	FBR Gas Utility Index Fund		Government Investors

	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year	Ended	Year
	April 30,	Ended	April 30,	Ended
	2007	October 31,	2007	October 31,
	(unaudited)	2006	(unaudited)	2006

From Investment Activities
Net Investment Income	$2,884,608	$7,272,570	$4,488,263	$9,042,605
Net Realized Gain (Loss) on Investment Transactions	9,040,456	19,047,484	—	(23)
Change in Net Unrealized Appreciation/Depreciation of Investments	24,796,999	15,168,791	—	—

Net Increase in Net Assets Resulting from Operations	36,722,063	41,488,845	4,488,263	9,042,582

Distributions to Shareholders
From Net Investment Income	(2,928,439)	(9,174,877)	(4,488,263)	(9,042,605)

From Share Transactions
Net Proceeds from Sales of Shares	24,954,741	37,112,389	345,224,971	1,190,953,823
Reinvestment of Distributions	2,692,694	8,437,169	4,364,087	8,812,307
Cost of Shares Redeemed(A)	(32,668,089)	(103,636,356)	(354,899,084)	(1,240,270,272)

Net Decrease in Net Assets Resulting from Share Transactions	(5,020,654)	(58,086,798)	(5,310,026)	(40,504,142)

Total Increase (Decrease) in Net Assets	28,772,970	(25,772,830)	(5,310,026)	(40,504,165)
Net Assets – Beginning of Period	270,030,718	295,803,548	211,170,686	251,674,851

Net Assets – End of Period	$298,803,688	$270,030,718	$205,860,660	$211,170,686

Accumulated Net Investment Income	$225,953	$269,784	$—	$—
Shares Issued and Redeemed
Sold	1,193,564	2,065,235	345,224,971	1,190,953,823
Issued in Reinvestment of Distributions	129,488	474,683	4,364,087	8,812,307
Redeemed	(1,584,752)	(5,828,607)	(354,899,084)	(1,240,270,272)

Net Decrease in Shares	(261,700)	(3,288,689)	(5,310,026)	(40,504,142)

(A)
The cost of shares redeemed is net of the 1% redemption fee on fund shares which have been held 90 days or less. For the FBR Gas Utility Index Fund, these fees for the six months ended April 30, 2007 and the year ended October 31, 2006 were $11,042 and $31,687, respectively. The FBR Fund for Government Investors does not charge a redemption fee.

The accompanying notes are an integral part of the financial statements.

The FBR Funds

Financial Highlights

The following tables provide per share data for a share outstanding throughout each period for each Fund. Other data includes investment performance, ratios to average net assets and other supplemental information.

	FBR Pegasus FundTM

	For the
	Six Months Ended		For the Period
	April 30, 2007		Ended
	(unaudited)		October 31, 2006*

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$11.84		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss[1,3]	(0.03)		(0.01)
Net Realized and Unrealized Gain on Investments[1,4]	1.09		1.84

Total from Investment Operations	1.06		1.83

Distributions to Shareholders:
From Net Investment Income	—		(0.00)[2]
From Net Realized Gain	(0.45)		—

Total Distributions	(0.45)		(0.00)[2]

Paid-in Capital from Redemption Fees	0.00	[2]	0.01

Net Increase in Net Asset Value	0.61		1.84

Net Asset Value – End of Period	$12.45		$11.84

Total Investment Return[5]	9.19%	(A)	18.45%	(A)
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[3]	1.95%	(B)	1.94%	(B)
Expenses Before Waivers and Related Reimbursements	2.26%	(B)	2.74%	(B)
Net Investment Loss After Waivers and Related Reimbursements[3]	(0.36)%	(B)	(0.23)%	(B)
Net Investment Loss Before Waivers and Related Reimbursements	(0.67)%	(B)	(1.03)%	(B)
Supplementary Data:
Portfolio Turnover Rate	61%	(A)	166%	(A)
Net Assets at End of Period (in thousands)	$11,949		$13,349

*	For the period November 15, 2005 (commencement of operations) to October 31, 2006.
[1]
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]	Less than $0.01
[3]	Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95%.
[4]
The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[5]
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Pegasus Mid Cap FundTM

	For the Period
	Ended
	April 30, 2007*
	(unaudited)

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income[1,3]	0.01
Net Realized and Unrealized Gain on Investments[1,4]	0.53

Total from Investment Operations	0.54

Paid-in Capital from Redemption Fees	0.00	[2]

Net Increase in Net Asset Value	0.54

Net Asset Value – End of Period	$10.54

Total Investment Return[5]	5.40%	(A)
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[3]	1.95%	(B)
Expenses Before Waivers and Related Reimbursements	4.44%	(B)
Net Investment Income After Waivers and Related Reimbursements[3]	0.44%	(B)
Net Investment Loss Before Waivers and Related Reimbursements	(2.05)%	(B)
Supplementary Data:
Portfolio Turnover Rate	26%	(A)
Net Assets at End of Period (in thousands)	$3,262

*	For the period February 28, 2007 (commencement of operations) to April 30, 2007.
[1]
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]	Less than $0.01
[3]	Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95%.
[4]
The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[5]
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Pegasus Small Cap FundTM

	For the Period
	Ended
	April 30, 2007*
	(unaudited)

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income[1,3]	0.02
Net Realized and Unrealized Gain on Investments[1,4]	0.69

Total from Investment Operations	0.71

Paid-in Capital from Redemption Fees	0.00	[2]

Net Increase in Net Asset Value	0.71

Net Asset Value – End of Period	$10.71

Total Investment Return[5]	7.10%	(A)
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[3]	1.95%	(B)
Expenses Before Waivers and Related Reimbursements	4.32%	(B)
Net Investment Income After Waivers and Related Reimbursements[3]	0.99%	(B)
Net Investment Loss Before Waivers and Related Reimbursements	(1.38)%	(B)
Supplementary Data:
Portfolio Turnover Rate	26%	(A)
Net Assets at End of Period (in thousands)	$3,536

*	For the period February 28, 2007 (commencement of operations) to April 30, 2007.
[1]
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]	Less than $0.01
[3]	Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95%.
[4]
The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[5]
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Large Cap Financial Fund

	For the Six Months
	Ended
	April 30,		For the Years Ended October 31,
	2007
	(unaudited)		2006	2005	2004	2003	2002

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$21.67		$21.84	$24.46	$22.43	$17.73	$18.18

Income from Investment Operations:
Net Investment Income[1,3]	0.04		0.13	0.13	0.08	0.10	0.07
Net Realized and Unrealized Gain on Investments[1,4]	1.23		2.72	0.15	2.08	4.69	0.70

Total from Investment Operations	1.27		2.85	0.28	2.16	4.79	0.77

Distributions to Shareholders:
From Net Investment Income	(0.11)		(0.16)	(0.08)	(0.07)	(0.09)	(0.08)
From Net Realized Gain	(2.02)		(2.86)	(2.82)	(0.08)	—	(1.15)

Total Distributions	(2.13)		(3.02)	(2.90)	(0.15)	(0.09)	(1.23)

Paid-in Capital from Redemption Fees	0.00	[2]	0.00 [2]	0.00 [2]	0.02	0.00 [2]	0.01

Net Increase (Decrease) in Net Asset Value	(0.86)		(0.17)	(2.62)	2.03	4.70	(0.45)

Net Asset Value – End of Period	$20.81		$21.67	$21.84	$24.46	$22.43	$17.73

Total Investment Return[5]	6.12%	(A)	14.21%	0.86%	9.76%	27.13%	4.11%
Ratios to Average Net Assets:
Expenses After Waivers[3]	1.87%	(B)	1.83%	1.95%	1.91%	1.92%	1.95%
Expenses Before Waivers	1.87%	(B)	1.84%	1.96%	1.94%	1.98%	2.03%
Net Investment Income After Waivers[3]	0.49%	(B)	0.68%	0.62%	0.28%	0.53%	0.36%
Net Investment Income Before Waivers	0.49%	(B)	0.67%	0.61%	0.25%	0.47%	0.28%
Supplementary Data:
Portfolio Turnover Rate	34%	(A)	54%	41%	42%	67%	97%
Net Assets at End of Period (in thousands)	$25,633		$26,313	$29,037	$30,384	$35,459	$26,541

[1]
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]	Less than $0.01
[3]	Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95%.
[4]
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[5]
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Large Cap Technology Fund

	For the
	Six Months							For the
	Ended							Period
	April 30,		For the Years Ended October 31,					Ended
	2007							October 31,
	(unaudited)		2006	2005	2004	2003		2002*

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$11.97		$10.82	$10.96	$11.03	$7.19		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss[1,3]	(0.03)		(0.04)	(0.05)	(0.14)	(0.08)		(0.05)
Net Realized and Unrealized Gain (Loss) on Investments[1,4]	0.71		1.77	1.53	0.24	3.92		(2.76)

Total from Investment Operations	0.68		1.73	1.48	0.10	3.84		(2.81)

Distributions to Shareholders:
From Net Realized Gain	(0.39)		(0.58)	(1.62)	(0.20)	—		—

Paid-in Capital from Redemption Fees	0.00	[2]	0.00 [2]	0.00 [2]	0.03	0.00	[2]	0.00	[2]

Net Increase (Decrease) in Net Asset Value	0.29		1.15	(0.14)	(0.07)	3.84		(2.81)

Net Asset Value – End of Period	$12.26		$11.97	$10.82	$10.96	$11.03		$7.19

Total Investment Return[5]	5.85%	(A)	16.40%	14.51%	1.17%	53.41%		(28.10)%	(A)
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[3]	1.73%	(B)	1.87%	1.94%	1.95%	1.94%		1.94%	(B)
Expenses Before Waivers and Related Reimbursements	1.73%	(B)	1.92%	2.74%	3.21%	4.61%		4.43%	(B)
Net Investment Loss After Waivers and Related Reimbursements[3]	(0.46)%	(B)	(0.60)%	(0.77)%	(1.23)%	(1.11)%		(1.37)%	(B)
Net Investment Loss Before Waivers and Related Reimbursements	(0.46)%	(B)	(0.65)%	(1.57)%	(2.49)%	(3.78)%		(3.86)%	(B)
Supplementary Data:
Portfolio Turnover Rate	113%	(A)	108%	100%	99%	146%		165%	(A)
Net Assets at End of Period (in thousands)	$37,061		$39,407	$14,810	$6,608	$6,170		$2,485

*	From the period February 1, 2002 (commencement of operations) to October 31, 2002.
[1]
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]	Less than $0.01
[3]	Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95%.
[4]
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[5]
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Small Cap Fund

	For the
	Six Months
	Ended
	April 30,		For the Years Ended October 31,
	2007
	(unaudited)		2006	2005	2004	2003	2002

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$49.36		$40.36	$37.68	$31.57	$21.15	$19.97

Income (Loss) from Investment Operations:
Net Investment Loss[1,3]	(0.02)		(0.43)	(0.27)	(0.17)	(0.11)	(0.25)
Net Realized and Unrealized Gain on Investments[1,4]	6.68		10.20	3.51	6.30	10.50	1.50

Total from Investment Operations	6.66		9.77	3.24	6.13	10.39	1.25

Distributions to Shareholders:
From Net Realized Gain	(0.12)		(0.77)	(0.57)	(0.03)	—	(0.17)

Paid-in Capital from Redemption Fees	0.01		0.00 [2]	0.01	0.01	0.03	0.10

Net Increase in Net Asset Value	6.55		9.00	2.68	6.11	10.42	1.18

Net Asset Value – End of Period	$55.91		$49.36	$40.36	$37.68	$31.57	$21.15

Total Investment Return[5]	13.54%	(A)	24.53%	8.63%	19.46%	49.27%	6.76%
Ratios to Average Net Assets:
Expenses After Waivers[3]	1.36%	(B)	1.38%	1.50%	1.59%	1.60%	1.94%
Expenses Before Waivers	1.37%	(B)	1.40%	1.53%	1.59%	1.60%	2.07%
Net Investment Loss After Waivers[3]	(0.12)%	(B)	(0.94)%	(0.56)%	(0.75)%	(0.75)%	(1.39)%
Net Investment Loss Before Waivers	(0.11)%	(B)	(0.96)%	(0.59)%	(0.75)%	(0.75)%	(1.52)%
Supplementary Data:
Portfolio Turnover Rate	0%	(A)	3%	20%	19%	16%	13%
Net Assets at End of Period (in thousands)	$1,671,220		$929,590	$805,858	$825,497	$343,824	$28,803

[1]
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]	Less than $0.01
[3]
Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% and fees voluntarily waived by the Distributor in an amount attributable to marketing expenses for the Fund while closed to new investors.

[4]
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[5]
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Small Cap Financial Fund

	For the
	Six Months
	Ended
	April 30,		For the Years Ended October 31,
	2007
	(unaudited)		2006	2005	2004	2003	2002

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$32.70		$32.96	$36.41	$32.56	$24.38	$20.53

Income from Investment Operations:
Net Investment Income[1,3]	0.10		0.14	0.23	0.13	0.05	0.15
Net Realized and Unrealized Gain (Loss) on Investments[1,4]	(1.53)		3.44	0.85	4.40	8.88	4.35

Total from Investment Operations	(1.43)		3.58	1.08	4.53	8.93	4.50

Distributions to Shareholders:
From Net Investment Income	(0.15)		(0.14)	(0.18)	(0.07)	(0.13)	(0.47)
From Net Realized Gain	(4.35)		(3.70)	(4.36)	(0.65)	(0.64)	(0.34)

Total Distributions	(4.50)		(3.84)	(4.54)	(0.72)	(0.77)	(0.81)

Paid-in Capital from Redemption Fees	0.00	[2]	0.00 [2]	0.01	0.04	0.02	0.16

Net Increase (Decrease) in Net Asset Value	(5.93)		(0.26)	(3.45)	3.85	8.18	3.85

Net Asset Value – End of Period	$26.77		$32.70	$32.96	$36.41	$32.56	$24.38

Total Investment Return[5]	(5.32)%	(A)	11.81%	2.63%	14.29%	37.80%	23.37%
Ratios to Average Net Assets:
Expenses After Waivers[3]	1.52%	(B)	1.46%	1.55%	1.59%	1.57%	1.56%
Expenses Before Waivers	1.52%	(B)	1.46%	1.55%	1.59%	1.57%	1.56%
Net Investment Income After Waivers[3]	0.72%	(B)	0.45%	0.69%	0.40%	0.26%	0.54%
Net Investment Income Before Waivers	0.72%	(B)	0.45%	0.69%	0.40%	0.26%	0.54%
Supplementary Data:
Portfolio Turnover Rate	6%	(A)	8%	15%	36%	16%	44%
Net Assets at End of Period (in thousands)	$232,654		$346,155	$463,333	$594,625	$513,808	$319,762

[1]
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]	Less than $0.01
[3]	Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95%.
[4]
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[5]
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Small Cap Technology Fund

	For the
	Six Months				For the
	Ended		For the Years		Period
	April 30,		Ended October 31,		Ended
	2007				October 31,
	(unaudited)		2006	2005	2004*
Per Share Operating Performance:
Net Asset Value – Beginning of Period	$11.34		$9.46	$8.88	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss[1,2]	(0.09)		(0.15)	(0.16)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments[1,3]	1.47		2.02	0.70	(1.06)

Total from Investment Operations	1.38		1.87	0.54	(1.17)

Distributions to Shareholders:
From Net Realized Gain	(0.52)		—	—	—

Paid-in Capital from Redemption Fees	—		0.01	0.04	0.05

Net Increase (Decrease) in Net Asset Value	0.86		1.88	0.58	(1.12)

Net Asset Value – End of Period	$12.20		$11.34	$9.46	$8.88

Total Investment Return[4]	12.52%	(A)	19.87%	6.53%	(11.20)%	(A)
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]	1.95%	(B)	1.95%	1.95%	1.95%	(B)
Expenses Before Waivers and Related Reimbursements	4.44%	(B)	5.45%	9.14%	6.43%	(B)
Net Investment Loss After Waivers and Related Reimbursements[2]	(1.68)%	(B)	(1.65)%	(1.68)%	(1.79)%	(B)
Net Investment Loss Before Waivers and Related Reimbursements	(4.17)%	(B)	(5.15)%	(8.87)%	(6.27)%	(B)
Supplementary Data:
Portfolio Turnover Rate	56%	(A)	152%	246%	150%	(A)
Net Assets at End of Period (in thousands)	$4,715		$3,592	$1,759	$1,440

*	For the period January 20, 2004 (commencement of operations) to October 31, 2004.
[1]

Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]	Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95%.
[3]

The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[4]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Gas Utility Index Fund

	For the
	Six Months					For the
	Ended		For the Years			Period		For the Years Ended
	April 30,		Ended October 31,			Ended		March 31,
	2007					October 31,
	(unaudited)		2006	2005	2004	2003*		2003	2002
Per Share Operating Performance:
Net Asset Value – Beginning of Period	$19.48		$17.25	$14.67	$12.51	$10.41		$15.53	$19.42

Income (Loss) from Investment Operations:
Net Investment Income[1,3]	0.21		0.50	0.52	0.38	0.20		0.43	0.49
Net Realized and Unrealized Gain (Loss) on
Investments[1,4]	2.50		2.34	2.47	2.17	2.08		(5.12)	(1.86)

Total from Investment Operations	2.71		2.84	2.99	2.55	2.28		(4.69)	(1.37)

Distributions to Shareholders:
From Net Investment Income	(0.21)		(0.61)	(0.41)	(0.39)	(0.18)		(0.43)	(0.49)
From Net Realized Gain	—		—	—	—	—		—	(2.03)

Total Distributions	(0.21)		(0.61)	(0.41)	(0.39)	(0.18)		(0.43)	(2.52)

Paid-in Capital from Redemption Fees	—		0.00 [2]	0.00 [2]	0.00 [2]	0.00	[2]	—	—

Net Increase (Decrease) in Net Asset Value	2.50		2.23	2.58	2.16	2.10		(5.12)	(3.89)

Net Asset Value – End of Period	$21.98		$19.48	$17.25	$14.67	$12.51		$10.41	$15.53

Total Investment Return[5]	14.00%	(A)	16.84%	20.48%	20.63%	21.98%	(A)	(30.40)%	(5.90)%
Ratios to Average Net Assets:
Expenses After Waivers[3]	0.78%	(B)	0.80%	0.80%	0.85%	0.85%	(B)	0.85%	0.85%
Expenses Before Waivers	0.78%	(B)	0.80%	0.80%	0.88%	0.87%	(B)	0.86%	0.85%
Net Investment Income After Waivers[3]	2.06%	(B)	2.69%	3.18%	2.90%	3.02%	(B)	3.58%	2.88%
Net Investment Income Before Waivers	2.06%	(B)	2.69%	3.18%	2.87%	3.00%	(B)	3.57%	2.88%
Supplementary Data:
Portfolio Turnover Rate	12%	(A)	16%	20%	34%	5%	(A)	39%	29%
Net Assets at End of Period (in thousands)	$298,804		$270,031	$295,804	$220,545	$184,818		$145,663	$224,681

*	Effective April 1, 2003, the Fund’s fiscal year end was changed to October 31.
[1]

Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]	Less than $0.01
[3]	Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 0.85%.
[4]

The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[5]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Fund for Government Investors

	For the
	Six Months				For the		For the
	Ended		For the Years Ended		Period		Years Ended
	April 30,		October 31,		Ended		December 31,
	2007				October 31,
	(unaudited)		2006	2005	2004*		2003		2002

Per Share Operating Performance:
Net Asset Value – Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Income (Loss) from Investment Operations:
Net Investment Income[1,3]	0.02		0.04	0.02	0.00	[2]	0.00	[2]	0.01
Net Realized Loss on Investments[1,4]	—		(0.00)[2]	(0.00)[2]	(0.00)[2]		(0.00)[2]		—

Total From Investment Operations	0.02		0.04	0.02	0.00	[2]	0.00	[2]	0.01

Distributions to Shareholders:
From Net Investment Income	(0.02)		(0.04)	(0.02)	(0.00)[2]		(0.00)[2]		(0.01)

Net Asset Value – End of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Investment Return[5]	2.18%	(A)	3.89%	1.96%	0.42%	(A)	0.42%		1.03%
Ratios to Average Net Assets:
Expenses After Waivers[3]	0.89%	(B)	0.85%	0.76%	0.75%	(B)	0.75%		0.75%
Expenses Before Waivers	0.89%	(B)	0.85%	0.86%	0.85%	(B)	0.82%		0.75%
Net Investment Income After Waivers[3]	4.36%	(B)	3.81%	1.92%	0.50%	(B)	0.43%		1.03%
Net Investment Income Before Waivers	4.36%	(B)	3.81%	1.82%	0.40%	(B)	0.36%		1.03%
Supplementary Data:
Net Assets at End of Period (in thousands)	$205,861		$211,171	$251,675	$288,761		$341,413		$454,247

*	Effective March 1, 2004, the Fund’s fiscal year end changed to October 31.
[1]

Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]	Less than $0.01
[3]	Prior to November 1, 2005, reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual advisory fee waiver of 0.10%.
[4]

The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[5]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

The accompanying notes are an integral part of the financial statements.
89

The FBR Funds

Schedule of Shareholder Expenses (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 through April 30, 2007).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended April 30, 2007” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The FBR Funds

Schedule of Shareholder Expenses (continued) (unaudited)

				Expenses Paid
	Net Expense	Beginning	Ending	During the
	Ratio	Account	Account	Six Months
	Annualized	Value	Value	Ended
	April 30, 2007	November 1, 2006	April 30, 2007	April 30, 2007*

Pegasus Fund
Actual	1.95%	$1,000.00	$1,091.90	$10.11
Hypothetical	1.95	1,000.00	1,015.12	9.74
Pegasus Mid Cap Fund**
Actual	1.95	1,000.00	1,054.00	3.40
Hypothetical	1.95	1,000.00	1,005.23	3.32
Pegasus Small Cap Fund**
Actual	1.95	1,000.00	1,071.00	3.43
Hypothetical	1.95	1,000.00	1,005.23	3.32
Large Cap Financial Fund
Actual	1.87	1,000.00	1,061.20	9.56
Hypothetical	1.87	1,000.00	1,015.53	9.33
Large Cap Technology Fund
Actual	1.73	1,000.00	1,058.50	8.83
Hypothetical	1.73	1,000.00	1,016.23	8.63
Small Cap Fund
Actual	1.36	1,000.00	1,135.40	7.20
Hypothetical	1.36	1,000.00	1,018.03	6.82
Small Cap Financial Fund
Actual	1.52	1,000.00	946.80	7.34
Hypothetical	1.52	1,000.00	1,017.24	7.62
Small Cap Technology Fund
Actual	1.95	1,000.00	1,125.20	10.28
Hypothetical	1.95	1,000.00	1,015.12	9.74
Gas Utility Index Fund
Actual	0.78	1,000.00	1,140.00	4.14
Hypothetical	0.78	1,000.00	1,020.93	3.90
Fund for Government Investors
Actual	0.89	1,000.00	1,021.80	4.46
Hypothetical	0.89	1,000.00	1,020.38	4.46

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year then divided by 365.
**	Represents the period from commencement of operations (February 28, 2007) through April 30, 2007.

The FBR Funds

Notes to Financial Statements
(unaudited)

1. Organization

The FBR Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end management investment company. The Trust was organized as a business trust under the laws of the State of Delaware on September 29, 2003. The Trust currently consists of ten series which represent interests in one of the following investment portfolios: FBR Pegasus FundTM (“Pegasus Fund”), FBR Pegasus Mid Cap FundTM (“Pegasus Mid Cap Fund”), FBR Pegasus Small Cap FundTM (“Pegasus Small Cap Fund”), FBR Large Cap Financial Fund (“Large Cap Financial Fund”), FBR Large Cap Technology Fund (“Large Cap Technology Fund”), FBR Small Cap Fund (“Small Cap Fund”), FBR Small Cap Financial Fund (“Small Cap Financial Fund”), FBR Small Cap Technology Fund (“Small Cap Technology Fund”), FBR Gas Utility Index Fund (“Gas Utility Index Fund”) and FBR Fund for Government Investors (“Money Market Fund”), (each a “Fund” and collectively, the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value which may be issued in more than one class or series. Each Fund offers one class of shares, which is offered as no-load shares. The Pegasus Mid Cap Fund and Pegasus Small Cap Fund commenced operations on February 28, 2007.

The Pegasus Fund, a non-diversified fund, intends to invest in the stocks of companies of any size without regard to market capitalization. The investment objective of the Fund is capital appreciation.

The Pegasus Mid Cap Fund, a non-diversified fund, intends to invest, under normal circumstances, at least 80% of its net assets in securities of mid capitalization (“mid-cap”) companies. The investment objective of the Fund is capital appreciation.

The Pegasus Small Cap Fund, a non-diversified fund, intends to invest, under normal circumstances, at least 80% of its net assets in securities of small capitalization (“small-cap”) companies. The investment objective of the Fund is capital appreciation.

The Large Cap Financial Fund, a non-diversified fund, intends to invest, under normal circumstances, at least 80% of its net assets in securities of large capitalization (“large-cap”) companies principally engaged in the business of financial services including, but not limited to, commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, insurance companies, real estate and leasing companies, holding companies for each of the foregoing types of business, or companies that combine some or all of these businesses. The investment objective of the Fund is capital appreciation.

The Large Cap Technology Fund, a non-diversified fund, intends to invest, under normal circumstances, at least 80% of its net assets in securities of large-cap companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry. The investment objective of the Fund is long-term capital appreciation.

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

The Small Cap Fund, a non-diversified fund, intends to invest, under normal circumstances, at least 80% of its net assets in securities of small-cap companies. The investment objective of the Fund is capital appreciation.

The Small Cap Financial Fund, a non-diversified fund, intends to invest, under normal circumstances, at least 80% of its net assets in securities of small-cap companies principally engaged in the business of providing financial services to consumers and industry. The investment objective of the Fund is capital appreciation.

The Small Cap Technology Fund, a non-diversified fund, intends to invest, under normal circumstances, at least 80% of its net assets in securities of small-cap companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry. The investment objective of the Fund is long-term capital appreciation.

The Gas Utility Index Fund, a diversified fund, intends to invest, under normal circumstances, at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations. The investment objective of the Fund is income and capital appreciation.

The Money Market Fund, a diversified fund, intends to invest, under normal circumstances, at least 95% of its total assets in fixed-rate and floating-rate short-term instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in repurchase agreements secured by such instruments. The investment objective of the Fund is current income consistent with liquidity and preservation of capital.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Portfolio Valuation — The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day that the exchange is open for trading. Each Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Short-term investments are carried at amortized cost, which approximates market value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Funds’ Board of Trustees (the “Board”), are valued at fair value in good faith by, or at the direction of, the Board.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Share Valuation — The NAV of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV. The Funds, except for the Money Market Fund, charge a 1% redemption fee on shares redeemed or exchanged within 90 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

Expenses — The Funds pay all operational expenses, which are either charged directly to a Fund for which the expense is attributable or are allocated proportionately among the Funds based on allocation methods approved by the Board.

Distributions to Shareholders — Each Fund, except the Gas Utility Index Fund and Money Market Fund, declares and pays any dividends from its net investment income, if any, annually. The Gas Utility Index Fund declares and pays any such dividends quarterly. The Money Market Fund declares dividends each day the Fund is open for business and pays monthly. Distributions from net realized capital gains, if any, will be distributed at least annually for each Fund. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations.

Security Transactions — Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates — The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Options — Each Fund, except the Gas Utility Index Fund and Money Market Fund, may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by a Fund on the expiration date as realized gains from option transactions.

The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying securities in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund’s use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts reflect the extent of a Fund’s involvement in these financial instruments. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security at a price different from the current market value. A Fund’s activities in written options are conducted through regulated exchanges, which do not result in counterparty credit risks. The Funds had no outstanding options at April 30, 2007.

Repurchase Agreements — The Pegasus Fund, Pegasus Mid Cap Fund, Pegasus Small Cap Fund, Large Cap Financial Fund, Large Cap Technology Fund, Small Cap Fund, Small Cap Financial Fund, Small Cap Technology Fund, Gas Utility Index Fund and Money Market Fund have agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreement”). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which the adviser considers creditworthy pursuant to criteria approved by the Board. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The adviser marks to market daily

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

Securities Lending — Each Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds. The Funds had no securities on loan to brokers at April 30, 2007.

Line of Credit — The Trust has a line of credit (“Credit Agreement”) with Custodial Trust Company (“CTC”) for temporary or emergency purposes. Under the Credit Agreement, CTC provides a line of credit in an amount up to the maximum amount permitted under the 1940 Act and each Fund’s prospectus. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at 100 basis points (100 basis points = 1%) over the LIBOR (London Inter-Bank Offer Rate). The Funds had no borrowings outstanding at April 30, 2007.

3. Transactions with Affiliates
Investment Adviser — FBR Fund Advisers, Inc. (“Fund Advisers”) serves as investment adviser to the Funds. For its advisory services, Fund Advisers receives a monthly fee at an annual rate of 0.90% of the average daily net assets of the Pegasus Fund, Pegasus Mid Cap Fund, Pegasus Small Cap Fund, Large Cap Financial Fund, Large Cap Technology Fund, Small Cap Fund, Small Cap Financial Fund and Small Cap Technology Fund, and at an annual rate of 0.40% of the average daily net assets of the Gas Utility Index Fund. The Money Market Fund pays a management fee at an annual rate based on the Fund’s average daily net assets of 0.50% on the first $500 million, 0.45% on the next $250 million, 0.40% on the next $250 million, and 0.35% on net assets over $1 billion.

Fund Advisers has contractually agreed to limit each Fund’s total operating expenses to 1.95% of each Fund’s average daily net assets, except for the Gas Utility Index Fund and Money Market Fund, which Fund Advisers has contractually agreed to limit total operating expenses to 0.85% and 1.00% of average daily net assets, respectively. Fund Advisers has agreed to maintain these limitations with regard to each Fund through November 1, 2007.

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

Fund Advisers has retained Akre Capital Management, LLC (“ACM”) as investment subadviser to the Small Cap Fund. In this capacity, subject to the supervision of Fund Advisers and the Board, ACM directs the investments of the Small Cap Fund’s assets, continually conducts investment research and supervision for the Small Cap Fund, and is responsible for the purchase and sale of the Small Cap Fund’s investments. For these services, Fund Advisers (and not the Fund) pays ACM a fee out of the Adviser’s advisory fee.

Administrator — Fund Advisers provides day-to-day administrative services including monitoring portfolio compliance, determining compliance with provisions of the Internal Revenue Code, oversight of the service providers and preparing the Funds’ registration statements. Pursuant to the Administration Agreement, Fund Advisers receives a fee of 0.06% on the first $2 billion of total average daily net assets of the Funds, 0.05% on the next $1 billion of total average daily net assets of the Funds and 0.035% on the Funds’ average daily net assets in excess of $3 billion. Fund Advisers also provides the Funds with office space, facilities and business equipment and generally administers the Funds’ business affairs and provides the services of executive and clerical personnel for administering the affairs of the Funds. Fund Advisers compensates all personnel, Officers, and Trustees of the Funds if such persons are employees of the Investment Adviser or Administrator. As of November 1, 2005, the Funds have contracted directly with a third party, Integrated Investment Services, Inc., for transfer agency and fund accounting services, and the Funds pay for all operating costs.

Plan of Distribution — The Trust, on behalf of each Fund, except the Gas Utility Index Fund and Money Market Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may pay FBR Investment Services, Inc. (the “Distributor”) a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets. Fees paid to the Distributor under the Plan are payable without regard to actual expenses incurred. The Distributor had voluntarily agreed to waive a portion of the distribution fees payable by the Small Cap Fund in an amount attributable to marketing expenses for the Fund until such time as the Fund was reopened to new investors on January 3, 2007.

Brokerage Commissions — For the six months ended April 30, 2007, the Small Cap Financial Fund paid $13,438 in brokerage commissions from portfolio transactions to Friedman, Billings, Ramsey and Co., Inc. (FBR & Co.), an affiliate of Fund Advisers and the Distributor. No other Fund paid commissions to FBR & Co. during the period.

Trustees’ Fees — Each Trustee of the Trust who is not an employee of the Adviser or affiliate of the Adviser receives an annual retainer fee of $14,000 and an additional meeting fee of $2,250 for each quarterly meeting attended. In addition, each Trustee that serves on the Audit Committee or Nominating Committee receives a meeting fee of $1,000 for attendance at the meeting. If a Trustee participates by teleconference, the meeting fee is 50% of the respective in-person meeting fee. The Chairman of the Board, an independent Trustee, receives an additional $1,000 for each meeting attended.

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

4. Investment Transactions

For the six months ended April 30, 2007, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for each Fund were as follows:

	Purchases	Sales

Pegasus Fund	$7,825,939	$10,055,281
Pegasus Mid Cap Fund	3,526,818	521,175
Pegasus Small Cap Fund	3,894,400	582,589
Large Cap Financial Fund	8,559,880	11,872,526
Large Cap Technology Fund	41,987,383	44,508,517
Small Cap Fund	137,718,648	570,126
Small Cap Financial Fund	18,521,530	123,131,669
Small Cap Technology Fund	2,637,015	2,199,297
Gas Utility Index Fund	32,812,885	37,396,563

5. Federal Income Taxes

It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code that are applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. As a result, the character of tax-basis distributions and the composition of net assets for tax purposes may differ from those reflected in the Funds’ financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are primarily the result of wash sales. Reclassifications for permanent differences are made to components of capital. These reclassifications have no effect on net assets or net asset value per share.

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

The tax character of distributions paid for each Fund’s tax year was as follows:

	Ordinary Income		Long-Term Capital Gains

	Dollar	Per share	Dollar	Per share
	Amount	Amount	Amount	Amount

Pegasus Fund
For the Year Ended October 31, 2006	$1,131	$0.004657	$—	$—
For the Year Ended October 31, 2005	—	—	—	—
Large Cap Financial Fund
For the Year Ended October 31, 2006	231,630	0.158660	3,691,188	2.856242
For the Year Ended October 31, 2005	1,139,465	0.900999	2,502,844	2.000403
Large Cap Technology Fund
For the Year Ended October 31, 2006	278,046	0.172572	654,245	0.406063
For the Year Ended October 31, 2005	456,981	0.769208	507,449	0.854158
Small Cap Fund
For the Year Ended October 31, 2006	—	—	14,760,977	0.769867
For the Year Ended October 31, 2005	7,424,560	0.342813	6,107,872	0.232018
Small Cap Financial Fund
For the Year Ended October 31, 2006	2,080,797	0.144159	49,145,199	3.703541
For the Year Ended October 31, 2005	5,438,732	0.294938	72,966,205	4.253542
Small Cap Technology Fund
For the Year Ended October 31, 2006	—	—	—	—
For the Year Ended October 31, 2005	—	—	—	—
Gas Utility Index Fund
For the Year Ended October 31, 2006	9,174,876	0.609932	—	—
For the Year Ended October 31, 2005	6,644,316	0.410258	—	—
Fund for Government Investors
For the Year Ended October 31, 2006	9,042,605	0.038269	—	—
For the Year Ended October 31, 2005	5,300,978	0.019400	—	—

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

The following information is computed on a tax basis for each item:

	As of October 31, 2006

	Pegasus	Large Cap	Large Cap	Small Cap
	Fund	Financial Fund	Technology Fund	Fund

Tax cost of investment securities	$12,805,230	$23,156,495	$39,180,312	$537,586,650

Gross unrealized appreciation	740,264	3,767,072	2,492,927	402,228,397
Gross unrealized depreciation	(162,882)	(187,863)	(789,587)	(8,972,500)

Net unrealized appreciation	577,382	3,579,209	1,703,340	393,255,897
Undistributed ordinary income	585,228	122,823	718,645	—
Undistributed long-term capital gains	—	2,416,486	677,401	2,383,019

Accumulated earnings	$ 1,162,610	$ 6,118,518	$ 3,099,386	$395,638,916

	As of October 31, 2006

				Fund for
	Small Cap	Small Cap	Gas Utility	Government
	Financial Fund	Technology Fund	Index Fund	Investors

Tax cost of investment securities	$258,850,194	$3,548,006	$149,944,396	$210,893,586

Gross unrealized appreciation	93,220,240	304,469	126,060,527	—
Gross unrealized depreciation	(5,927,932)	(96,378)	(6,609,424)	—

Net unrealized appreciation	87,292,308	208,091	119,451,103	—
Undistributed ordinary income	1,573,107	124,829	269,784	—
Undistributed long-term capital gains	43,232,104	41,912	—	—
Capital loss carryforward	—	—	(1,055,026)	(189,953)

Accumulated earnings (loss)	$132,097,519	$374,832	$118,665,861	$ (189,953)

Unused capital loss carryforwards as of October 31, 2006, were as follows:

	Gas Utility	Fund for
	Index Fund	Government Investors

October 31, 2011	$—	$23,854
October 31, 2012	1,055,026	165,106
October 31, 2013	—	970
October 31, 2014	—	23

The capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

The following reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital.

		Accumulated
	Undistributed	Net Realized	Paid-In
	Income (Loss)	Gain (Loss)	Capital

Pegasus Fund	$20,298	$(20,298)	$—
Large Cap Technology Fund	138,653	(138,653)	—
Small Cap Fund	8,007,752	(274,415)	(7,733,337)
Small Cap Financial Fund	(127,202)	94,904	32,298
Small Cap Technology Fund	48,023	(48,023)	—

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold will be required to be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management is in the process of determining the impact of adoption.

As of April 30, 2007, the Federal Tax Cost of securities and the resulting net unrealized appreciation are as follows:

		Gross	Gross
	Federal	Unrealized	Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation

Pegasus Fund	$11,560,058	$935,086	$(232,681)	$ 702,405
Pegasus Mid Cap Fund	3,141,230	178,231	(40,749)	137,482
Pegasus Small Cap Fund	3,407,092	199,874	(36,717)	163,157
Large Cap Financial Fund	23,814,587	2,902,731	(157,498)	2,745,233
Large Cap Technology Fund	35,467,295	2,136,500	(1,000,421)	1,136,079
Small Cap Fund	1,143,906,064	530,634,212	(6,311,293)	524,322,919
Small Cap Financial Fund	197,469,363	44,269,064	(8,092,259)	36,176,805
Small Cap Technology Fund	4,414,170	466,173	(84,359)	381,814
Gas Utility Index Fund	154,369,137	150,254,491	(6,006,390)	144,248,101
Fund for Government Investors	207,035,811	—	—	—

The FBR Funds

Notes to Financial Statements (continued)
(unaudited)

6. Investments in Affiliates

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the six months ended April 30, 2007, is noted below:

	SHARE ACTIVITY

	Balance			Balance	Realized		Value	Acquisition
Affiliate	10/31/06	Purchases	Sales	04/30/07	Gain	Dividends	04/30/07	Cost

FBR Small Cap Fund Monarch Casino & Resort, Inc.	992,000	—	—	992,000	—	—	$26,456,640	$4,511,967

7.   Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The FBR Funds

Important Supplemental Information
(unaudited)

Approval of the Investment Advisory Agreements for the FBR Pegasus Small Cap FundTM and FBR Pegasus Mid Cap FundTM (the “Funds”)

In accordance with the 1940 Act, the Board is required, at an in-person meeting of the Board called for such purpose, to approve investment advisory agreements with regard to the Trust (“Advisory Agreements”).

The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the approval of Advisory Agreements, and it is the duty of the Adviser to furnish the Trustees with such information that is reasonably necessary for the Trustees to evaluate the terms of the Advisory Agreements.

Accordingly, in determining whether to approve the Advisory Agreements, the Board requested, and the Adviser provided, information and data relevant to the Board’s consideration. This included information regarding the anticipated fees and expenses of the Funds, as compared to other similar mutual funds.

As part of its deliberations, the Board also considered and relied upon the information about the other FBR Funds and the Adviser that had been provided to them throughout the year in connection with their regular Board meetings at which they engage in the ongoing oversight of the FBR Funds and their operations. The Independent Trustees were counseled during this process by independent legal counsel, as such term is defined in the rules under the 1940 Act, who reviewed with them their duties and responsibilities with respect to their approval of the Advisory Agreements.

The Board held an in-person meeting on October 24, 2006, at which they considered the approval of the Advisory Agreements with regard to the Funds and the Board engaged in a thorough review process to determine whether or not to approve the Advisory Agreements. During this meeting, the Board reviewed relevant information and data provided by the Adviser and held extended discussions with independent legal counsel to the Independent Trustees concerning the same. The Board met with representatives of Fund Advisers and discussed with them their investment process, compensation arrangements for the portfolio managers, brokerage practices expected to be used for the Funds, and matters relating to the distribution and marketing of the Funds.

The Board reviewed information and materials regarding the proposed investment advisory fees for the Funds. Representatives of Fund Advisers stated that the investment advisory fees for the Funds would not be subject to any asset based breakpoints, but that Fund Advisers has in place with respect to each of the Funds an expense limitation agreement limiting total annual operating expenses.

The Board then considered proposed expense information for each of the Funds, the costs of providing services, the expected profitability of each of the Funds to Fund Advisers, and distribution arrangements for each of the Funds.

The FBR Funds

Important Supplemental Information (continued)
(unaudited)

The Board then undertook a review of the proposed Advisory Agreements. Among the factors the Board considered was the overall performance of the other FBR Funds relative to the performance of other mutual funds in each Funds’ peer group over long-term and short-term time periods. The Board also took note of the long-term relationship between Fund Advisers and the FBR Funds and the efforts that had been undertaken by Fund Advisers to foster the growth and development of the FBR Funds since the inception of the FBR Funds. The Trustees noted the range of investment advisory and administrative services to be provided by Fund Advisers and its affiliates to the Funds and the level and quality of these services, and in particular, the quality of the personnel providing these services. The Board also reviewed financial information concerning Fund Advisers and its affiliates relating to the proposed operation of the Funds, noting the financial soundness of Fund Advisers as demonstrated by the financial information provided.

The Board took note of the fact that an affiliate of Fund Advisers, the Distributor continues to serve as the distributor of the shares of the Funds and receive distribution fees from the Funds for serving in that role. The Board considered and discussed the activities routinely engaged in by the Distributor in order to distribute and market the FBR Funds. The Board reviewed the distribution arrangements maintained by the Distributor for the FBR Funds, noting the extensive sales arrangements for the FBR Funds on various mutual fund supermarket platforms and the manner in which the distribution fees paid by those of the Funds that pay distribution fees are utilized in connection with these arrangements.

The Board also considered and reviewed information regarding the administrative services fees to be paid to Fund Advisers by the Funds for providing certain types of administrative services. The Board determined that these administrative fees were fair and reasonable in connection with the types of services provided by Fund Advisers to the FBR Funds and that they were reasonable fees to be paid in addition to the investment advisory fees paid by the Funds to Fund Advisers given that the administrative services are separate and distinct services apart from the investment advisory services to be provided to the Funds by Fund Advisers.

The Independent Trustees then met separately with the independent legal counsel to the Independent Trustees in order to consider the proposed approval of the Advisory Agreements. At the conclusion of their session, the Independent Trustees indicated that they had determined that they had received sufficient information in order to allow them to take action with respect to their approval of the Advisory Agreements.

In reaching their conclusion with respect to the approval of the Agreements, the Trustees did not identify any single factor as being controlling, rather, the Board took note of a combination of factors that influenced their decision-making process. The Board did, however, identify the commitment of Fund Advisers to the successful operation of the Funds, and the level of proposed expenses of the Funds, as well as the use of expense limitation agreements in order to reduce the overall operating expenses of the Funds, as being important elements of their consideration. The Board also took note of the effective

The FBR Funds

Important Supplemental Information (continued)
(unaudited)

implementation of the compliance programs of the FBR Funds and Fund Advisers in accordance with applicable requirements relating to mutual funds and their investment advisers. Based upon their review and consideration of these factors and other matters deemed relevant by the Board in reaching an informed business judgment, a majority of the Board of Trustees, including a majority of the Independent Trustees, concluded that the terms of the Investment Advisory Agreements are fair and reasonable, and the Board voted to approve the Agreements, subject to the applicable limitations on the total operating expenses of each of the Funds as considered and approved at the meeting.

Proxy Voting Guidelines

Fund Advisers is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures Fund Advisers uses in fulfilling this responsibility is included in the Funds’ Statement of Additional Information and is available without charge, upon request, by calling 888.888.0025. The policies and procedures are also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling 888.888.0025 and is also available on the SEC’s website at http://www.sec.gov.

Portfolio Holdings

The Funds file their complete schedule of holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website, beginning with the July 31, 2004 report, at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. A copy of the quarterly holdings report is available, without charge, upon request, by calling 888.888.0025.

[THIS PAGE INTENTIONALLY LEFT BLANK]

THE FBR FUNDS
888.888.0025
funds@fbr.com
www.fbrfunds.com

Investment Adviser and Administrator
FBR FUND ADVISERS, INC.
1001 NINETEENTH STREET NORTH
ARLINGTON, VIRGINIA 22209

Distributor
FBR INVESTMENT SERVICES, INC.
1001 NINETEENTH STREET NORTH
ARLINGTON, VIRGINIA 22209

Custodian
CARDINAL BANK
8270 GREENSBORO DRIVE
McLEAN, VIRGINIA 22102

Transfer Agent
INTEGRATED INVESTMENT SERVICES, INC.
P.O. BOX 5354
CINCINNATI, OHIO 45201

Independent Registered Public Accounting Firm
TAIT, WELLER, AND BAKER LLP
1818 MARKET STREET
PHILADELPHIA, PENNSYLVANIA 19103

This report is not authorized
for distribution to prospective
investors unless it is preceded or
accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.
Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS
Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Board.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	Based upon an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing of this report, the Registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.
(b)	There was no change in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.
File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
(a)	(1) Not applicable.
(2) The certifications required by Rule 30a-2(a) under the Act are attached hereto.
(3) Not applicable.
(b)	(1) The certifications required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        The FBR Funds

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	7/2/2007

	Kimberly J. Bradshaw	Date
Treasurer and Secretary
The FBR Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David H. Ellison	7/2/2007

	David H. Ellison	Date
President
The FBR Funds
(Principal Executive Officer)

By (Signature and Title)	/s/ Kimberly J. Bradshaw	7/2/2007

	Kimberly J. Bradshaw	Date
Treasurer and Secretary
The FBR Funds
(Principal Financial Officer and Accounting Officer)